Semiannual Report
Rainier Investment Management Mutual Funds
Includes Unaudited Financial Statements
September 30, 2002




Rainier Investment Management Mutual Funds
601 Union Street, Suite 2801
Seattle, Washington 98101
tel 800.248.6314 www.rainierfunds.com

TABLE OF CONTENTS
LETTER TO SHAREHOLDERS                                                         3
COMMENTS FROM INVESTMENT ADVISOR                                               4
PORTFOLIO INVESTMENT RETURNS
         Small/Mid Cap Equity Portfolio                                        5
         Core Equity Portfolio                                                 6
         Growth Equity Portfolio                                               7
         Balanced Portfolio                                                    8
         Intermediate Fixed Income Portfolio                                   9
SCHEDULES OF INVESTMENTS
         Small/Mid Cap Equity Portfolio                                       10
         Core Equity Portfolio                                                13
         Growth Equity Portfolio                                              16
         Balanced Portfolio                                                   18
         Intermediate Fixed Income Portfolio                                  22
STATEMENTS OF ASSETS AND LIABILITIES                                          24
STATEMENTS OF OPERATIONS                                                      25
STATEMENTS OF CHANGES IN NET ASSETS                                           26
FINANCIAL HIGHLIGHTS                                                          29
NOTES TO FINANCIAL STATEMENTS                                                 35
DIRECTORY OF FUNDS' SERVICE PROVIDERS                                         39
INDEX DESCRIPTIONS                                                            40

                   Rainier Investment Management Mutual Funds
                          601 Union Street, Suite 2801
                           Seattle, Washington 98101
                                  800.248.6314
                              www.rainierfunds.com

This report and the financial statements contained herein are provided for the general information of the shareholders of the Rainier Investment Management Mutual Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. For more information on any Fund, including charges and expenses, visit our web site or call the number above to receive a free prospectus. Read it carefully before you invest or send money.

LETTER TO SHAREHOLDERS

Dear Shareholders,

As Chairman of the Rainier Investment Management Mutual Funds and a fellow shareholder in the Funds, I'd like to express our appreciation for your valued investment in one of the five Portfolios covered in this report. This report, referred to as the "Semiannual Report," contains unaudited financial statements for the period ending September 30, 2002. The last audited Annual Report was produced as of March 31, 2002, our fiscal year end.

In this Report you will find commentary describing the equity and fixed-income capital markets for the six months ending September 30, 2002. You will also see commentaries specific to each of the five Portfolios, followed by investment total returns with index comparisons. Finally, this Report contains financial statements detailing the expenses and holdings of the Portfolios.

The last six months have been trying for even the most seasoned investors. With an average of over 22 years of experience, our equity team has seen a lot, but nothing quite like this. Worse now than the 1973-74 bear market in length and severity of losses, this market decline now qualifies as the worst since the Depression. Our Portfolios with equities, although conservatively structured, have been unable to escape the losses. Fortunately, for those invested in the Balanced Portfolio, the losses have been muted by the fixed-income investments, and for those invested in the Intermediate Fixed Income Portfolio, returns have been steadily positive throughout this equity market decline.

As we have stated many times before, realistic expectations for equity returns over long periods of time fall between 10% and 11%. Since inception back in 1994, the annualized return of our Small/Mid Cap Equity Portfolio has been 11.1%, and our Core Equity Portfolio, 10.7%. We continue to believe that the market has a very good chance of being higher one year from now than lower.

Outflows from the equity Portfolios have been steady throughout much of this bear market. Fortunately, the investments in the Portfolios are liquid and the overall health of the Funds remains strong. In May we launched a new institutional class of shares, with $500,000 minimums. These have been well received by the institutional marketplace, and stand to help us gather new shareholders and assets, adding to the overall strength of the Funds.

Thank you for your investment in the Rainier Investment Management Mutual Funds. If we can improve our service to you, please feel free to contact us.

                                    Sincerely,
                                    /s/ J. Glenn Haber
                                    J. Glenn Haber
                                    Chairman
                                    Rainier Investment Management Mutual Funds

Past performance is not predictive of future results.
Please see other sections of this report for important performance information.

COMMENTS FROM INVESTMENT ADVISOR

About the Advisor: The Investment Advisor to the Funds is Rainier Investment Management, Inc.(R)(RIM) located in Seattle, Washington. RIM manages $3.6 billion of discretionary assets for primarily institutional clients.

EQUITY COMMENTS

The six-month period ending September 30, 2002, challenged equity investors with the worst environment in several decades. What appeared to be a strong economic rebound at the beginning of the year faded rapidly in the spring, as a combination of slowing revenue and earnings growth, corporate accounting scandals and uncertainty regarding the potential negative impact of a war with Iraq sent stock markets to the lowest levels in five years. Stock investors are confronted with a third consecutive year of negative returns for the U.S. market -D the last time this occurred was the period 1939-1941. Only once in the 20th century has the market recorded four consecutive negative years: 1929-32.

It is important not to lose perspective in the middle of a severe bear market. Painful as they are, bear markets rebuild value in stocks. Virtually all comparable downturns in the last century were followed by strong stock price recoveries. Stocks currently reflect the worst of investor sentiment and little of the improvement we anticipate. Huge outflows from equities into low-yield bonds and cash funds suggest that when equities turn, there is plenty of fuel to stoke a strong market rally. While the timing and catalyst for such an event is challenging to pinpoint, the combination of a lower market price-to-earnings ratio (now about 18 times 2002 earnings), extremely low interest rates, the huge amount of cash parked on the sidelines and the unavoidable need for individuals to rebuild depleted retirement plans suggest that the market has a greater chance of being significantly higher a year from now than meaningfully lower.

Daniel M. Brewer, CFA; Mark W. Broughton, CFA; Mark H. Dawson, CFA; James R. Margard, CFA; Peter M. Musser, CFA; David A. Veterane, CFA

FIXED-INCOME COMMENTS

The bond market turned in impressive positive results for the six-month period ending September 30, 2002. The Federal Reserve Board maintained the overnight lending rate at 1.75%, continuing to cite weakness in the domestic economy as the main catalyst for retention of low short-term interest rates. The yield curve continued to steepen dramatically during the period, widening from a +208 basis point difference between the two- and thirty-year Treasury issues to a +298 basis point difference. The continued decline in the equity markets and the perception of moderate future inflationary expectations helped to boost returns in longer duration assets.

Corporate bond yield spreads relative to Treasuries widened appreciably, accelerating as September ended. Much of the underperformance was of a technical nature rather than fundamental. Sympathetic reaction to stocks and dealer reluctance to accumulate additional inventory made domestic debt more illiquid. The veracity of data reporting by some individual companies and the slow reaction of ratings agencies added to the uncertainty.

Going forward, the near-term appears to be cautiously more of the same. Expectations are high for another rate cut this year, and the market has already priced in a 25 basis point drop in the Federal Funds rate. If inflation picks up, we believe rates will rise and spreads will remain at wide levels. If the equity markets recover and rally, even at a more moderate pace, we believe rates will rise and corporate spreads will contract, producing modest returns, yet relative outperformance to Treasuries. We believe this scenario to be the most likely into 2003. There is value, but it must be selective.

Patricia L. Frost
Michael E. Raney, CFA

PORTFOLIO INVESTMENT RETURNS

                         Small/Mid Cap Equity Portfolio

OBJECTIVE: The Small/Mid Cap Equity Portfolio seeks to provide investors with maximum long-term capital appreciation. The Investment Advisor constructs a diversified portfolio of small- and medium-capitalization common stocks.

COMMENTARY: Stocks suffered mightily over the last six months. While the industrial side of the economy has yet to recover, consumer spending, which had been resilient, has notably weakened. Earnings expectations have been revised downward, acknowledging a lack of revenue growth and pressure on margins. The Small/Mid Cap Equity Portfolio was not immune to falling markets, although performance exceeded that of the major small- and mid-cap indices over the last six months. The consumer staples sector has held up the best, with standout performers including Dean Foods and Constellation Brands. Healthcare holdings Charles River Labs and American Pharmaceutical Partners also performed well. Weakness was most pronounced within technology shares, while consumer discretionary stocks, which had been the best performers early in the year, fell more recently on concerns regarding consumer spending. While a profits recovery is still elusive, valuations are more reasonable now than they have been in some time, and secondary stocks have continued to perform better than larger alternatives. Thus, we see opportunity in companies best positioned to weather the slow growth environment and excel when recovery begins.

[CHART]
                   RIM MidCap     Russell 2500     Russell 2000       CPI
                   Value             Value            Value         Value
"Incep." 5/10/94   10,000.00        10,000.00         10,000.00    10,000.00
      3/31/95      11,938.14        10,998.53         10,771.89    10,237.45
      3/31/96      16,519.00        14,278.57         13,901.81    10,563.09
      3/31/97      18,925.28        15,518.34         14,611.31    10,854.82
      3/31/98      28,138.22        22,014.26         20,750.20    11,004.07
      3/31/99      23,303.39        19,094.42         17,377.19    11,194.03
      3/31/00      33,878.73        27,393.76         23,857.73    11,614.65
      3/31/01      28,515.46        23,694.71         20,200.81    11,953.87
      3/31/02      32,029.79        27,241.08         23,025.59    12,130.26
      9/30/02      24,166.36        20,243.27         16,586.45    12,279.51

Total Returns
for Periods Ending September 30, 2002

                                                                                                   Inception
                                                        6 Months   1 Year   3 Years*   5 Years*   to 9/30/02*
Small/Mid Cap Equity Portfolio - Original Shares        (24.55)%  (10.33)%   (0.81)%   (0.79)%       11.08%
Small/Mid Cap Equity Portfolio - Institutional Shares   (24.49)   (10.14)    (0.58)     (0.56)       11.32
Russell 2500(TM)Index                                   (25.69)    (7.46)    (0.89)     (0.18)        8.76
Russell 2000(R)Index                                    (27.97)    (9.30)    (4.11)     (3.19)        6.21
Consumer Price Index                                      1.23      1.51      2.54       2.34         2.48

*Annualized returns.

Past performance is not predictive of future results. Investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return assumes reinvestment of dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Small-company investing may involve greater risks and volatility, and the value of small-company stocks may be adversely affected by less-liquid markets. Portfolio holdings are subject to change and are not recommendations to buy or sell any security. The line graph above assumes an initial $10,000 investment of Original Shares on 5/10/94 inception date. The performance of Institutional Shares, which commenced operations on 5/2/02, will be greater or less than that shown based on differences in inception dates and fees. The performance figures for the Institutional Shares for periods prior to 5/2/02, represent the performance for Original Shares of the Portfolio, which have been restated to reflect the elimination of 0.25% 12b-1 fees applicable to such shares. Had this 12b-1 fee been reflected, performance would have been reduced. See page 40 for index descriptions.

                              Core Equity Portfolio

OBJECTIVE: The Core Equity Portfolio seeks to maximize long-term capital appreciation. The Fund invests primarily in a diversified portfolio of common stocks of U.S. companies.

COMMENTARY: The Core Equity Portfolio declined 27.47% during the six months ending September 30, compared to a 28.36% fall in the Standard & Poor's 500 Index(R). Although the most severe stock price erosion again occurred in the technology sector, no group escaped the onslaught of a slowing economy and heightened investor skepticism regarding the quality of corporate earnings. While we underestimated the pace at which the economy slowed in the spring and summer, we do not share the extremely pessimistic economic outlook that prevailed in the stock market at the end of September. We believe that the next change in the economy will be toward accelerated growth, and are positioning the Portfolio accordingly. We have added shares of Merrill Lynch in the financial sector because we believe that the company's restructuring efforts and improved capital market activity will boost the underlying earnings. Other stocks that have been added in the context of an improving economy include Staples (office supply) and Nucor Corp. (steel production). While we do not anticipate a linear trend upward for the market, we think that there is high potential for a strong rebound from the currently depressed levels.

[CHART]
                        RIM Core             S&P 500                CPI
                        Value                 Value                 Value
"Incep." 5/10/94         10,000.00            10,000.00             10,000.00
        3/31/95          11,786.77            11,511.51             10,237.45
        3/31/96          16,341.10            15,203.73             10,563.09
        3/31/97          19,263.22            18,219.14             10,854.82
        3/31/98          28,825.95            26,964.29             11,004.07
        3/31/99          31,317.59            31,940.74             11,194.03
        3/31/00          41,357.91            37,671.06             11,614.65
        3/31/01          32,374.07            29,502.73             11,953.87
        3/31/02          32,446.56            29,575.10             12,130.26
        9/30/02          23,532.83            21,188.03             12,279.51

Total Returns
for Periods Ending September 30, 2002

                                                                                              Inception
                                             6 Months     1 Year     3 Years*     5 Years*   to 9/30/02*
Core Equity Portfolio - Original Shares      (27.47)%    (18.49)%     (9.65)%     (1.14)%       10.73%
Core Equity Portfolio - Institutional Shares (27.37)     (18.26)      (9.41)       (0.90)       10.98
Standard & Poor's 500 Index(R)               (28.36)     (20.48)      (12.89)      (1.63)        9.35
Russell 1000(R)Index                         (28.09)     (19.51)      (12.12)      (1.54)        9.25
Consumer Price Index                           1.23        1.51        2.54         2.34         2.48

*Annualized returns.

Past performance is not predictive of future results. Investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return assumes reinvestment of dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Portfolio holdings are subject to change and are not recommendations to buy or sell any security. The line graph above assumes an initial $10,000 investment of Original Shares on 5/10/94 inception date. The performance of Institutional Shares, which commenced operations on 5/2/02, will be greater or less than that shown based on differences in inception dates and fees. The performance figures for the Institutional Shares for periods prior to 5/2/02, represent the performance for Original Shares of the Portfolio, which have been restated to reflect the elimination of 0.25% 12b-1 fees applicable to such shares. Had this 12b-1 fee been reflected, performance would have been reduced. See page 40 for index descriptions.


                             Growth Equity Portfolio

OBJECTIVE: The Growth Equity Portfolio seeks to maximize long-term capital appreciation. The Portfolio invests primarily in the common stock of U.S. growth companies.

COMMENTARY: The Growth Equity Portfolio declined 28.38% during the six-month period ending September 30, compared to a 30.91% drop in the Russell 1000(R)
Growth Index. While it was a miserable period, we were encouraged by the improved relative performance of the Portfolio compared to its primary benchmark. Similar to the Core Equity Portfolio, the worst sector was technology. The best sector was health care, which finished September with the largest weighting of any individual sector at approximately 30%. We recently added a new position in Citigroup, which has been battered by concerns surrounding its investment banking division (SolomonSmithBarney). Citigroup's core businesses are sound and are expanding at double-digit growth rates. We have also boosted exposure to biotechnology through the addition of Amgen, which is benefiting from the launch of its new drug, Aranesp. Another new position in the Portfolio is USA Interactive, a diversified media company with large stakes in internet companies such as Expedia and Hotel Reservation Network. Following two strong years for Value stocks, we believe that growth stocks are poised for a period of improved relative performance.

[CHART]

                                          Russell 1000 Growth
              RIM Growth                    Value
                  Value
      5/31/00     10,000.00                10,000.00
      6/30/00     10,356.00                10,083.35
      3/31/01      5,772.00                 5,935.74
      3/31/02      5,764.00                 5,817.06
      9/30/02      4,128.00                 4,018.98



Total Returns
for Periods Ending September 30, 2002

                                                                                    Inception
                                   6 Months     1 Year     3 Years*     5 Years*   to 9/30/02*
Growth Equity Portfolio            (28.38)%    (17.51)%        -           -         (32.01)%
Russell 1000(R)Growth Index        (30.91)     (22.51)         -           -         (32.80)
Standard & Poor's 500 Index(R)     (28.36)     (20.48)         -           -         (22.15)
Consumer Price Index                 1.23        1.51          -           -           2.26

**Inception date 6/15/00.

Past performance is not predictive of future results. Investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return assumes reinvestment of dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Portfolio holdings are subject to change and are not recommendations to buy or sell any security. Performance figures reflect fee waivers in effect and in the absence of fee waivers, total returns would be lower. See page 40 for index descriptions.

                               Balanced Portfolio

OBJECTIVE: The Balanced Portfolio seeks to provide investors with a balance of long-term capital appreciation and current income. The Fund invests primarily in a diversified portfolio of common stocks of U.S. companies, investment-grade intermediate-term debt securities and cash equivalent securities.

COMMENTARY: If ever there were a time to appreciate the virtues of a balanced portfolio, the six-month period ending September 30 was it. The Balanced Portfolio declined 13.24% during this period. Not only were investors in the Portfolio shielded from the worst ravages of the stock market decline; they also participated in a massive bond rally as yields on U.S. Treasuries plunged to the lowest levels in more than 40 years. Corporates also rallied, but not nearly as much as Treasuries. Fears about the cash flow and debt-servicing capacity of companies from Ford to Household International pushed corporate yield spreads to historically unprecedented levels. Within the bond segment of the Portfolio, we believe that the best investment opportunity lies in high-quality corporates. As a result of the changes in the value of stocks compared to bonds and positive view on the economy for next year, we have adopted a bias toward boosting the stock exposure of the Portfolio. We finished September with approximately 53% of the Portfolio in equities; our intention is to increase this level to a range of 55% to 60%.

[CHART]

                            RIM Bal            Bal Model               CPI
                         Value                  Value                 Value
"Incep." 5/10/94         10,000.00              10,000.00            10,000.00
     3/31/95             11,222.41              11,128.24            10,237.45
     3/31/96             14,092.46              13,623.55            10,563.09
     3/31/97             15,760.26              15,502.98            10,854.82
     3/31/98             21,208.50              20,371.70            11,004.07
     3/31/99             22,740.70              23,246.02            11,194.03
     3/31/00             27,195.57              25,988.39            11,614.65
     3/31/01             24,101.67              23,529.18            11,953.87
     3/31/02             24,509.24              24,115.22            12,130.26
     9/30/02             21,264.28              20,400.11            12,279.51


Total Returns
for Periods Ending September 30, 2002

                                                                                                     Inception
                                                    6 Months     1 Year     3 Years*     5 Years*   to 9/30/02*
Balanced Portfolio - Original Shares                (13.24)%    (7.16)%      (2.63)%      2.32%        9.40%
Balanced Portfolio - Institutional Shares           (13.10)      (6.90)      (2.38)        2.57         9.65
Balanced Index                                      (15.41)      (9.82)      (4.45)        2.27         8.86
Standard & Poor's 500 Index(R)                      (28.36)     (20.48)      (12.89)      (1.63)        9.35
Lehman U.S. Govt./Credit Intermediate Bond Index      8.24        8.09        9.04         7.57         7.64
Consumer Price Index                                  1.23        1.51        2.54         2.34         2.48

*Annualized returns.

Past performance is not predictive of future results. Investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return assumes reinvestment of dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Advisor is currently limiting the Portfolio's expenses, which enhances return. Portfolio holdings are subject to change and are not recommendations to buy or sell any security. The line graph above assumes an initial $10,000 investment of Original Shares on 5/10/94 inception date. The performance of Institutional Shares, which commenced operations on 5/2/02, will be greater or less than that shown based on differences in inception dates and fees. The performance figures for the Institutional Shares for periods prior to 5/2/02, represent the performance for Original Shares of the Portfolio, which have been restated to reflect the elimination of 0.25% 12b-1 fees applicable to such shares. Had this 12b-1 fee been reflected, performance would have been reduced. See page 40 for index descriptions.

                       Intermediate Fixed Income Portfolio

OBJECTIVE: The Intermediate Fixed Income Portfolio seeks to provide investors with current income. The Fund invests primarily in a diversified portfolio of investment-grade, intermediate-term debt securities providing current income. The Portfolio does not use risky derivative instruments.

COMMENTARY: The Intermediate Fixed Income Portfolio turned in a solid single-digit performance for the six-month period ending September 30. Returns benefited from participation in the mid-duration sector of the market as interest rate levels fell over 200 basis points. The Federal Reserve held overnight lending rates steady at 1.75%, but market action in anticipation of further cuts by year-end caused short-term yields to fall further. Treasuries outperformed in a flight-to-quality strategy, as concerns of war heightened and as a liquidity play set against the sympathetic reaction of the corporate market to the decline in equities. The Portfolio retained a healthy position of off-the-run Treasury issues and held cash positions to a minimum. Corporate issues are of high quality and, although spreads widened, maturities were of short-intermediate duration and we feel the total Portfolio is well diversified.

If inflation picks up, we believe rates will rise and spreads will remain at wide levels. If the equity markets recover and rally, we believe rates will rise and corporate spreads will contract, producing modest returns, yet relative outperformance to Treasuries.

[CHART]
                   RIM Fixed         Lehman Int.                 CPI
                        Value               Value            Value
"Incep." 5/10/94        10,000.00           10,000.00       10,000.00
      3/31/95           10,491.80           10,606.49       10,237.45
      3/31/96           11,421.51           11,621.57       10,563.09
      3/31/97           11,803.92           12,179.75       10,854.82
      3/31/98           12,879.82           13,357.28       11,004.07
      3/31/99           13,715.98           14,233.58       11,194.03
      3/31/00           13,976.23           14,528.64       11,614.65
      3/31/01           15,574.23           16,296.48       11,953.87
      3/31/02           16,242.68           17,137.89       12,130.26
      9/30/02           17,487.54           18,549.32       12,279.51


Total Returns
for Periods Ending September 30, 2002

                                                                                                     Inception
                                                    6 Months     1 Year     3 Years*     5 Years*   to 9/30/02*
Intermediate Fixed Income Portfolio                  7.66%       7.41%        8.25%       7.08%        6.88%
Lehman U.S. Govt./Credit Intermediate Bond Index      8.24        8.09        9.04         7.57         7.64
91-Day U.S. Treasury Bill Index                       0.87        1.98        4.20         4.49         4.82
Consumer Price Index                                  1.23        1.51        2.54         2.34         2.48

*Annualized returns. Inception date 5/10/94.

Past performance is not predictive of future results. Investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return assumes reinvestment of dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures reflect fee waivers in effect and in the absence of fee waivers, total returns would be lower. See page 40 for index descriptions.

                            SCHEDULES OF INVESTMENTS

                         Small/Mid Cap Equity Portfolio

September 30, 2002 (Unaudited)

Common Stocks
(99.3%) Shares Value Autos and Transportation (3.4%)

Air Transportation (0.3%)
Expeditors International of Washington, Inc.            21,625        $604,202
                                                                      --------
Auto Parts (2.0%)
Aftermarket Technology Corp.*                           75,050         970,396
Lear Corp.*                                             20,900         870,485
Magna International, Inc.                               33,700       1,900,006
                                                                     ---------
         Total Auto Parts                                            3,740,887
                                                                     ---------
Railroads (1.1%)
Genesee & Wyoming, Inc.*                                88,750       1,974,687
                                                                     ---------
Total Autos and Transportation                                       6,319,776
                                                                     ---------

Consumer Discretionary (19.2%)

Consumer Products (0.7%)
Nautilus Group, Inc.*                                   66,400       1,294,800
                                                                     ---------
Cosmetics (1.1%)
Helen of Troy Ltd.*                                    181,000       2,063,400
                                                                     ---------
Education Services (0.7%)
Bright Horizons
Family Solutions, Inc.*                                 45,965       1,283,802
                                                                     ---------
Leisure Time (1.5%)
West Marine, Inc.*                                     214,300       2,723,753
                                                                     ---------
Radio and TV Broadcasting (0.6%)
Radio One, Inc.*                                        64,050       1,067,073
                                                                     ---------
Restaurants (2.4%)
Applebee's International, Inc.                          79,237       1,736,875
CBRL Group, Inc.                                       113,800       2,596,916
                                                                     ---------
         Total Restaurants                                           4,333,791
                                                                     ---------
Retail (8.3%)
AnnTaylor Stores Corp.*                                 85,500       1,969,065
Dollar Tree Stores, Inc.*                              113,025       2,491,071
Foot Locker, Inc.*                                     249,875       2,496,251
GameStop Corp.*                                         41,400         846,630
O'Reilly Automotive, Inc.*                              56,100       1,605,582
Office Depot, Inc.*                                    163,100       2,012,654
Sharper Image, Corp.*                                   66,950       1,280,084
Staples, Inc.*                                          93,425      $1,194,906
Zale Corp.*                                             41,175       1,241,838
                                                                     ---------
         Total Retail                                               15,138,081
                                                                    ----------
Services/Commercial (3.9%)
AMN Healthcare Services, Inc.*                          29,000         536,500
Copart, Inc.*                                           76,750         832,737
Pittston Brink's Group                                  55,800       1,249,920
Regis Corp.                                            160,450       4,539,130
                                                                     ---------
         Total Services/Commercial                                   7,158,287
                                                                     ---------
Total Consumer Discretionary                                        35,062,987
                                                                    ----------

Consumer Staples (2.1%)

Beverages/Brewers (0.7%)
Constellation Brands, Inc.*                             21,000         485,100
Adolph Coors Co. Cl. B                                  12,700         715,010
                                                                       -------
         Total Beverages/Brewers                                     1,200,110
                                                                     ---------
Foods (1.1%)
Dean Foods Co.*                                         40,350       1,605,123
Smithfield Foods, Inc.*                                 21,675         340,297
                                                                       -------
         Total Foods                                                 1,945,420
                                                                     ---------
Soaps and Household Chemicals (0.3%)
Clorox Co.                                              15,500         622,790
                                                                       -------
Total Consumer Staples                                               3,768,320
                                                                     ---------

Energy (6.1%)

Machinery/Oil Well Equipment and Services (2.1%)
Smith International, Inc.*                              18,800         551,028
Superior Energy Services, Inc.*                         92,050         598,325
Universal Compression
Holdings, Inc.*                                        115,050       1,863,810
Willbros Group, Inc.*                                   85,150         883,857
                                                                       -------
         Total Machinery/Oil Well Equipment and Services             3,897,020
                                                                     ---------
Oil/Crude Producers (3.6%)
Apache Corp.                                            12,750         757,987
Denbury Resources Inc.*                                 19,700         200,349
Ocean Energy, Inc.                                      67,550       1,347,622
Pogo Producing Co.                                      47,500       1,617,850
XTO Energy, Inc.                                       124,625       2,568,521
                                                                     ---------
         Total Oil/Crude Producers                                   6,492,329
                                                                     ---------
Utilities/Gas Pipelines (0.4%)
Equitable Resources, Inc.                               19,950         689,272
                                                                       -------
Total Energy                                                        11,078,621
                                                                    ----------

Financial Services (23.4%)
Banks/Outside New York City (4.0%)
Cascade Bancorp                                         33,425        $455,917
City National Corp.                                     34,525       1,614,734
Community First Bankshares, Inc.                        44,400       1,237,872
Glacier Bancorp, Inc.                                   54,650       1,244,927
National Commerce Finance Corp.                         40,800       1,022,040
Silicon Valley Bancshares*                              17,400         294,582
West Coast Bancorp                                      95,250       1,442,085
                                                                     ---------
         Total Banks/Outside New York City                           7,312,157
                                                                     ---------
Financial Data Processing (1.3%)
Concord EFS, Inc.*                                      68,300       1,084,604
SunGard Data Systems Inc.*                              62,400       1,213,680
                                                                     ---------
         Total Financial Data Processing                             2,298,284
                                                                     ---------
Financial/Miscellaneous (1.5%)
Willis Group Holdings Ltd.*                             81,500       2,729,435
                                                                     ---------
Insurance/Multiline (1.1%)
StanCorp Financial Group, Inc.                          39,200       2,073,680
                                                                     ---------
Insurance/Property Casualty (2.9%)
Everest Re Group Ltd.                                   45,400       2,490,644
HCC Insurance Holdings, Inc.                            65,175       1,564,852
W.R. Berkley Corp.                                      37,400       1,271,600
                                                                     ---------
         Total Insurance/Property Casualty                           5,327,096
                                                                     ---------
Investment Management (2.2%)
Affiliated Managers Group, Inc.*                        57,400       2,560,614
SEI Investments Co.                                     62,375       1,489,515
                                                                     ---------
         Total Investment Management                                 4,050,129
                                                                     ---------
REITs (6.5%)
General Growth Properties, Inc.                         97,600       5,026,400
ProLogis Trust                                         127,300       3,171,043
Simon Property Group, Inc.                              99,850       3,567,640
                                                                     ---------
         Total REITs                                                11,765,083
                                                                    ----------
Savings and Loans (1.4%)
Sovereign Bancorp, Inc.                                198,400       2,559,360
Securities Brokerages (2.5%)
Countrywide Credit Industries, Inc.                     26,150       1,232,973
E*Trade Group, Inc.*                                   251,375       1,118,619
Legg Mason, Inc.                                        52,850       2,249,296
                                                                     ---------
         Total Securities Brokerages                                 4,600,888
                                                                     ---------
Total Financial Services                                            42,716,112
                                                                    ----------
Health Care (14.5%)
Biotechnology Research (2.8%)
Cephalon, Inc.*                                         47,200       1,926,704
Charles River Laboratories
International, Inc.*                                    80,900       3,175,325
                                                                     ---------
         Total Biotechnology Research                                5,102,029
                                                                     ---------
Drugs and Pharmaceuticals (5.3%)
Allergan, Inc.                                          13,100        $712,640
American Pharmaceutical Partners, Inc.*                170,200       2,779,366
CIMA Labs, Inc.*                                        32,875         826,806
Gilead Sciences, Inc.*                                  67,750       2,271,658
King Pharmaceuticals, Inc.*                             88,600       1,609,862
SICOR, Inc.*                                            90,875       1,382,209
                                                                     ---------
         Total Drugs and Pharmaceuticals                             9,582,541
                                                                     ---------
Electronics/Medical Systems (1.2%)
Zoll Medical Corp.*                                     72,900       2,216,160
                                                                     ---------
Health Care Facilities (0.8%)
Laboratory Corp.
of America Holdings*                                    43,850       1,481,253
                                                                     ---------
Health Care Management (0.8%)
Orthodontic Centers
of America, Inc.*                                      130,525       1,396,618
                                                                     ---------
Health Care Services (2.0%)
Anthem, Inc.*                                           21,550       1,400,750
Express Scripts, Inc.*                                  40,100       2,186,252
                                                                     ---------
         Total Health Care Services                                  3,587,002
                                                                     ---------
Medical and Dental Instruments (1.6%)
C. R. Bard, Inc.                                        11,400         622,782
PolyMedia Corp.*                                        91,175       2,408,844
                                                                     ---------
         Total Medical and Dental Instruments                        3,031,626
                                                                     ---------
Total Health Care                                                   26,397,229
                                                                    ----------

Materials and Processing (10.0%)

Building Materials (0.9%)
Lafarge North America, Inc.                             55,400       1,604,938
                                                                     ---------
Chemicals (1.8%)
Georgia Gulf Corp.                                     104,825       2,397,348
OM Group, Inc.                                          22,875         979,050
                                                                       -------
         Total Chemicals                                             3,376,398
                                                                     ---------
Containers and Packaging (1.0%)
Temple-Inland, Inc.                                     47,075       1,818,507
                                                                     ---------
Diversified Materials and Manufacturing (1.1%)
Engelhard Corp.                                         80,275       1,912,953
                                                                     ---------
Engineering and Contracting (0.1%)
Jacobs Engineering Group, Inc.*                          8,300         256,304
                                                                       -------
Glass (1.2%)
Apogee Enterprises, Inc.                               197,775       2,163,659
                                                                     ---------
Metal Fabricating (1.5%)
Intermagnetics General Corp.*                          150,125       2,562,634
                                                                     ---------
Paper (0.3%)
MeadWestvaco Corp.                                      41,800         802,978
                                                                       -------
Steel (2.1%)
Harsco Corp.                                            22,125        $601,579
Steel Dynamics, Inc.*                                  195,050       2,553,205
Worthington Industries, Inc.                            31,400         587,180
                                                                       -------
         Total Steel                                                 3,741,964
                                                                     ---------
Total Materials and Processing                                      18,240,335
                                                                    -----------

Other (1.4%)

Multisector Companies (1.4%)
SPX Corp.*                                              24,800       2,502,320
                                                                     ---------

Producer Durables (5.7%)

Diversified Production (1.5%)
Pentair, Inc.                                           75,350       2,800,760
                                                                     ---------
Homebuilding (2.4%)
D.R. Horton, Inc.                                      153,312       2,854,669
Ryland Group, Inc.                                      42,100       1,564,857
                                                                     ---------
         Total Homebuilding                                          4,419,526
                                                                     ---------
Identification Control and Filter Devices (0.4%)
Flowserve Corp.*                                        65,000         650,000
                                                                       -------
Production Technology Equipment (1.0%)
Cymer, Inc.*                                            51,450         959,028
Rudolph Technologies, Inc.*                             87,150         896,774
                                                                       -------
         Total Production Technology Equipment                       1,855,802
                                                                     ---------
Telecommunications Equipment (0.4%)
Polycom, Inc.*                                         100,600         683,074
Total Producer Durables                                             10,409,162
                                                                    ----------

Technology (11.2%)

Communications Technology (1.4%)
Black Box Corp.*                                        31,650       1,050,780
L-3 Communications Holdings, Inc.*                      29,125       1,534,888
                                                                     ---------
         Total Communications Technology                             2,585,668
                                                                     ---------
Computer Services, Software and Systems (3.5%)
Mercury Interactive Corp.*                             117,000       2,007,720
NetIQ, Corp.*                                           83,413       1,209,489
Symantec Corp.*                                         46,150       1,552,025
Zoran Corp.*                                           147,550       1,623,050
                                                                     ---------
         Total Computer Services, Software and Systems               6,392,284
                                                                     ---------
Computer Technology (1.5%)
Synopsys, Inc.*                                         71,700       2,735,355
                                                                     ---------
Electronics/Semiconductors (4.8%)
FLIR Systems, Inc.*                                     39,150       1,369,859
Marvell Technology Group, Ltd.*                        107,875       1,709,819
Microchip Technology, Inc.*                            182,387       3,729,814
QLogic Corp.*                                           73,100       1,903,524
                                                                     ---------
         Total Electronics/Semiconductors                            8,713,016
                                                                     ---------
Total Technology                                                    20,426,323
                                                                    ----------

Utilities (2.3%)

Gas Distributors (2.0%)
KeySpan Corp.                                           35,125      $1,176,688
Southwestern Energy Co.*                                72,750         873,000
Western Gas Resources, Inc.                             53,625       1,675,781
                                                                     ---------
         Total Gas Distributors                                      3,725,469
                                                                     ---------

Telecommunications (0.3%)
CenturyTel, Inc.                                        20,563         461,227
                                                                       -------
Total Utilities                                                      4,186,696
                                                                     ---------

TOTAL COMMON STOCKS
(cost $204,709,381)                                               $181,107,881
                                                                  ------------

Short-term investments
(0.2%)                                              Principal Amount     Value
Variable-Rate Demand Notes** (0.2%)
American Family Financial Services
1.412% 12-31-2031                                     $208,022        $208,022
Wisconsin Electric Demand Note
1.452% 12-31-2031                                       69,073          69,073
                                                                        ------
Total Variable-Rate
Demand Notes                                                           277,095
                                                                       -------
TOTAL Short-term investments (cost $277,095)                          $277,095
                                                                      --------
TOTAL INVESTMENTS IN SECURITIES (99.5%)
(cost $204,986,476)                                               $181,384,976
                                                                  ------------
other assets less liabilities (0.5%)                                  $937,890
                                                                      --------
Net Assets (100.0%)                                               $182,322,866
                                                                  ------------

*Non-income producing security.
**The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

                              Core Equity Portfolio

September 30, 2002 (Unaudited)

Common Stocks
(99.8%) Shares Value Consumer Discretionary (12.6%)
Auto Parts (1.3%)
Lear Corp.*                                             44,225      $1,841,971
Magna International, Inc.                               74,475       4,198,900
                                                                     ---------
         Total Auto Parts                                            6,040,871
                                                                     ---------
Broadcasting and Cable (0.7%)
Comcast Corp. Special Cl. A*                           154,500       3,222,870
                                                                     ---------
Entertainment (1.1%)
Viacom Inc. Cl. B*                                     119,500       4,845,725
                                                                     ---------
Homebuilding (1.3%)
KB Home                                                 82,200       4,014,648
Ryland Group, Inc.                                      54,800       2,036,916
                                                                     ---------
         Total Homebuilding                                          6,051,564
                                                                     ---------
Restaurants (1.5%)
Applebee's International, Inc.                          93,550       2,050,616
CBRL Group, Inc.                                       149,850       3,419,577
Wendy's International, Inc.                             47,650       1,577,691
                                                                     ---------
         Total Restaurants                                           7,047,884
                                                                     ---------
Retail (6.7%)
Best Buy Co., Inc.*                                    125,837       2,807,423
Costco Wholesale Corp.*                                141,705       4,586,991
Dollar Tree Stores, Inc.*                              128,500       2,832,140
Foot Locker, Inc.*                                     285,600       2,853,144
Home Depot, Inc.                                       162,372       4,237,909
Lowe's Companies, Inc.                                  75,225       3,114,315
Office Depot, Inc.*                                    293,300       3,619,322
Staples, Inc.*                                         171,150       2,189,008
Target Corp.                                           156,181       4,610,463
                                                                     ---------
         Total Retail                                               30,850,715
                                                                    ----------
Total Consumer Discretionary                                        58,059,629
                                                                    ----------

Consumer Staples (9.7%)

Food and Drug Retail (1.0%)
CVS Corp.                                              190,350       4,825,372
                                                                     ---------
Foods and Beverages (5.8%)
Coca-Cola Co.                                           50,400       2,417,184
Constellation Brands, Inc.*                             88,246       2,038,483
Adolph Coors Co. Cl. B                                  61,900       3,484,970
Dean Foods Co.*                                        149,875      $5,962,027
McCormick & Company, Inc.                               78,450       1,788,660
PepsiCo, Inc.                                          135,896       5,021,357
Philip Morris Companies Inc.                           115,750       4,491,100
Smithfield Foods, Inc.*                                 95,050       1,492,285
                                                                     ---------
         Total Foods and Beverages                                  26,696,066
                                                                    ----------
Household Products (2.9%)
Colgate-Palmolive Co.                                  106,650       5,753,767
Kimberly-Clark Corp.                                    35,550       2,013,552
Procter & Gamble Co.                                    63,450       5,671,161
                                                                     ---------
         Total Household Products                                   13,438,480
                                                                    ----------
Total Consumer Staples                                              44,959,918
                                                                    ----------

Energy (6.7%)

Oil/Exploration and Production (4.9%)
Apache Corp.                                            78,200       4,648,990
Equitable Resources, Inc.                               89,500       3,092,225
Ocean Energy, Inc.                                     146,500       2,922,675
Pogo Producing Co.                                     137,975       4,699,428
Smith International, Inc.*                             118,125       3,462,244
XTO Energy, Inc.                                       188,025       3,875,195
                                                                     ---------
         Total Oil/Exploration and Production                       22,700,757
                                                                    ----------
Oil/Integrated (1.8%)
ExxonMobil Corp.                                       258,603       8,249,436
                                                                     ---------
Total Energy                                                        30,950,193
                                                                    ----------

Financials (19.8%)

Banks (7.0%)
Bank of America Corp.                                  119,475       7,622,505
City National Corp.                                     88,650       4,146,160
J.P. Morgan Chase & Co.                                106,575       2,023,859
National Commerce
Financial Corp.                                        186,650       4,675,583
Sovereign Bancorp, Inc.                                118,450       1,528,005
SunTrust Banks, Inc.                                    52,450       3,224,626
Wells Fargo & Co.                                      188,600       9,082,976
                                                                     ---------
         Total Banks                                                32,303,714
                                                                    ----------
Consumer Finance (2.1%)
Countrywide Credit Industries, Inc.                     64,900       3,060,035
Household International, Inc.                          124,000       3,510,440
MBNA Corp.                                             180,750       3,322,185
                                                                     ---------
         Total Consumer Finance                                      9,892,660
                                                                     ---------
Diversified Financial Services (6.3%)
Citigroup, Inc.                                        263,745      $7,820,039
Freddie Mac                                            173,058       9,673,942
Legg Mason, Inc.                                        85,400       3,634,624
Lehman Brothers Holdings, Inc.                          88,700       4,350,735
Merrill Lynch & Co., Inc.                              111,675       3,679,691
                                                                     ---------
         Total Diversified Financial Services                       29,159,031
                                                                    ----------
Insurance (3.0%)
American International
Group, Inc.                                            132,545       7,250,212
Everest Re Group Ltd.                                   99,550       5,461,313
StanCorp Financial Group, Inc.                          29,800       1,576,420
                                                                     ---------
         Total Insurance                                            14,287,945
                                                                    ----------
Insurance Brokers (0.9%)
Willis Group Holdings Ltd.*                            120,400       4,032,196
REITs (0.4%)
ProLogis Trust                                          68,200       1,698,862
                                                                     ---------
Total Financials                                                    91,374,408
                                                                    ----------

Health Care (17.5%)
Biotechnology (1.6%)
Amgen, Inc.*                                            78,000       3,252,600
Cephalon, Inc.*                                         42,425       1,731,789
Charles River Laboratories
International, Inc.*                                    57,225       2,246,081
                                                                     ---------
         Total Biotechnology                                         7,230,470
                                                                     ---------
Drugs (6.9%)
Forest Laboratories, Inc.*                              64,175       5,262,992
Johnson & Johnson                                      104,502       5,651,468
King Pharmaceuticals, Inc.*                            213,350       3,876,570
Pfizer, Inc.                                           343,625       9,971,998
Teva Pharmaceutical Industries Ltd.                     41,375       2,772,125
Wyeth                                                  136,213       4,331,573
                                                                     ---------
         Total Drugs                                                31,866,726
                                                                    ----------
Health Care Equipment and Supplies (3.6%)
Allergan, Inc.                                          65,400       3,557,760
Baxter International, Inc.                             177,760       5,430,568
C. R. Bard, Inc.                                        45,025       2,459,716
Medtronic, Inc.                                        121,800       5,130,216
                                                                     ---------
         Total Health Care Equipment and Supplies                   16,578,260
                                                                    ----------
Health Care Services (5.4%)
AmerisourceBergen Corp.                                 67,800       4,842,276
Anthem, Inc.*                                           69,000       4,485,000
Cardinal Health, Inc.                                   75,724       4,710,033
Express Scripts, Inc.*                                  69,725       3,801,407
Laboratory Corp. of
America Holdings*                                      107,100      $3,617,838
Triad Hospitals, Inc.*                                  90,550       3,436,373
                                                                     ---------
         Total Health Care Services                                 24,892,927
                                                                    ----------
Total Health Care                                                   80,568,383
                                                                    ----------

Industrials (12.9%)

Aerospace/Defense (1.3%)
L-3 Communications Holdings, Inc.*                     110,750       5,836,525
                                                                     ---------
Auto/Manufacturing (0.4%)
General Motors Corp.                                    42,850       1,666,865
                                                                     ---------
Conglomerates (3.0%)
General Electric Co.                                   565,699      13,944,480
                                                                    ----------
Construction and Engineering (0.7%)
Jacobs Engineering Group, Inc.*                        106,700       3,294,896
                                                                     ---------
Diversified/Manufacturing (4.7%)
3M Co.                                                  33,600       3,694,992
Masco Corp.                                            173,925       3,400,234
Pentair, Inc.                                          109,800       4,081,266
SPX Corp.*                                              56,375       5,688,238
United Technologies Corp.                               84,000       4,745,160
                                                                     ---------
         Total Diversified/Manufacturing                            21,609,890
                                                                    ----------
Services/Data Processing (1.7%)
BISYS Group, Inc.*                                      82,000       1,370,220
Concord EFS, Inc.*                                     245,250       3,894,570
First Data Corp.                                       101,750       2,843,913
                                                                     ---------
         Total Services/Data Processing                              8,108,703
                                                                     ---------
Transportation (1.1%)
Expeditors International
of Washington, Inc.                                     86,596       2,419,492
Union Pacific Corp.                                     47,100       2,725,677
                                                                     ---------
         Total Transportation                                        5,145,169
                                                                     ---------
Total Industrials                                                   59,606,528
                                                                    ----------

Information Technology (13.8%)

Computer Software/Services (6.8%)
Accenture Ltd.*                                        141,025       2,013,837
Adobe Systems, Inc.                                     99,400       1,898,540
Mercury Interactive Corp.*                             151,525       2,600,169
Microsoft Corp.*                                       365,543      15,988,851
Symantec Corp.*                                        104,350       3,509,291
Synopsys, Inc.*                                         93,000       3,547,950
VERITAS Software Corp.*                                113,750       1,668,713
                                                                     ---------
         Total Computer Software/Services                           31,227,351
                                                                    ----------
Computer Systems (1.3%)
Dell Computer Corp.*                                   257,575       6,055,588
                                                                     ---------
Consulting Services (0.4%)
SunGard Data Systems Inc.*                             102,500      $1,993,625
                                                                    ----------
Electronics/Semiconductors (4.0%)
Intel Corp.                                            273,714       3,801,887
KLA-Tencor Corp.*                                       69,850       1,951,609
Marvell Technology Group, Ltd.*                        192,500       3,051,125
Maxim Integrated Products, Inc.*                        81,750       2,024,130
Novellus Systems, Inc.*                                 75,250       1,565,953
QLogic Corp.*                                           85,200       2,218,608
Texas Instruments Inc.                                 263,900       3,897,803
                                                                     ---------
         Total Electronics/Semiconductors                           18,511,115
                                                                    ----------
Networking/Communications Equipment (1.3%)
Cisco Systems, Inc.*                                   591,835       6,202,431
                                                                     ---------
Total Information Technology                                        63,990,110
                                                                    ----------

Materials (3.7%)
Chemicals (1.6%)
Air Products & Chemicals, Inc.                          95,575       4,015,106
Engelhard Corp.                                        149,075       3,552,457
                                                                     ---------
         Total Chemicals                                             7,567,563
                                                                     ---------
Metals (0.7%)
Nucor Corp.                                             77,300       2,929,670
Paper and Forest Products (1.4%)
MeadWestvaco Corp.                                     132,550       2,546,286
Weyerhaeuser Co.                                        91,900       4,022,463
                                                                     ---------
         Total Paper and Forest Products                             6,568,749
                                                                     ---------
Total Materials                                                     17,065,982
                                                                    ----------

Telecommunication Services (2.5%)
Integrated Telecommunication Services (2.5%)
BellSouth Corp.                                        187,900       3,449,844
SBC Communications, Inc.                               129,800       2,608,980
Verizon Communications, Inc.                           195,061       5,352,474
                                                                     ---------
         Total Integrated Telecommunication Services                11,411,298
                                                                    ----------
Total Telecommunication Services                                    11,411,298
                                                                    ----------

Utilities (0.6%)
Electric/Natural Gas (0.6%)
KeySpan Corp.                                           86,500       2,897,750
                                                                     ---------
Total Utilities                                                      2,897,750
                                                                     ---------


TOTAL COMMON STOCKS
(cost $524,452,587)                                               $460,884,199
                                                                  ------------

Short-term investments
(0.4%) Principal Amount Value Commercial Paper (0.2%)
American Express 1.740%
10-01-2002 $900,000 $900,000
Variable-Rate Demand Notes** (0.2%)
American Family Financial Services
1.412% 12-31-2031                                      500,000         500,000
Wisconsin Electric Demand Note
1.452% 12-31-2031                                      161,671         161,671
                                                                       -------
Total Variable-Rate Demand Notes                                     1,561,671
                                                                     ---------
TOTAL Short-term investments (cost $1,561,671)                      $1,561,671
                                                                    ----------
TOTAL INVESTMENTS
IN SECURITIES (100.2%)
(cost $526,014,258)                                               $462,445,870
                                                                  ------------
LIABILITIES IN EXCESS OF
OTHER ASSETS (-0.2%)                                                 ($813,431)
                                                                   -----------
Net Assets (100.0%)                                               $461,632,439
                                                                  ------------

*Non-income producing security.
**The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

                             Growth Equity Portfolio

September 30, 2002 (Unaudited)

Common Stocks
(99.3%) Shares Value Autos and Transportation (1.6%)
Air Transportation (1.6%)
Expeditors International of
Washington, Inc.                                         2,500         $69,850
                                                                       -------
Total Autos and Transportation                                          69,850
                                                                        ------
Consumer Discretionary (18.3%)
Cable Television Services (1.1%)
Echostar Communications
Corp. Cl. A*                                             2,700          46,710
                                                                        ------
Entertainment (2.6%)
Viacom Inc. Cl. B*                                       2,800         113,540
                                                                       -------
Restaurants (2.1%)
Starbucks Corp.*                                         4,500          92,880
                                                                        ------
Retail (10.0%)
Bed Bath & Beyond, Inc.*                                 1,800          58,626
Costco Wholesale Corp.*                                  3,700         119,769
Dollar Tree Stores, Inc.*                                1,000          22,040
Home Depot, Inc.                                         1,900          49,590
Kohls Department Stores*                                 1,000          60,810
USA Interactive, Inc.*                                   2,900          56,202
Wal-Mart Stores, Inc.                                    1,400          68,936
                                                                        ------
         Total Retail                                                  435,973
                                                                       -------
Services/Commercial (0.7%)
Accenture Ltd.*                                          2,200          31,416
                                                                        ------
Textiles/Apparel Manufacturers (1.8%)
Coach, Inc.*                                             3,000          76,800
                                                                        ------
Total Consumer Discretionary                                           797,319
                                                                       -------

Consumer Staples (6.2%)

Beverages/Brewers (0.9%)
Adolph Coors Co. Cl. B                                     700          39,410
                                                                        ------
Beverages/Soft Drinks (1.5%)
PepsiCo, Inc.                                            1,750          64,662
                                                                        ------
Drug and Grocery Store Chains (1.3%)
Walgreen Co.                                             1,900          58,444
                                                                        ------
Soaps and Household Chemicals (1.6%)
Clorox Co.                                                 550          22,099
Colgate-Palmolive Co.                                      900         $48,555
                                                                       -------
         Total Soaps and Household Chemicals                            70,654
                                                                        ------
Tobacco (0.9%)
Philip Morris Companies Inc.                             1,000          38,800
                                                                        ------
Total Consumer Staples                                                 271,970
                                                                       -------

Financial Services (14.0%)

Banks/Outside New York City (1.8%)
Fifth Third Bancorp.                                       725          44,392
Investor's Financial Services Corp.                      1,200          32,484
                                                                        ------
         Total Banks/Outside New York City                              76,876
                                                                        ------
Diversified Financial Services (1.9%)
BISYS Group, Inc.*                                       2,600          43,446
Merrill Lynch & Co., Inc.                                1,200          39,540
                                                                        ------
         Total Diversified Financial Services                           82,986
                                                                        ------
Finance/Small Loan (2.6%)
SLM Corp.                                                1,200         111,768
                                                                       -------
Financial Data Processing (2.4%)
Concord EFS, Inc.*                                       4,450          70,666
                                                                        ------
First Data Corp.                                         1,250          34,937
                                                                        ------
         Total Financial Data Processing                               105,603
                                                                       -------
Financial/Miscellaneous (2.0%)
MBNA Corp.                                               3,600          66,168
Willis Group Holdings Ltd.*                                800          26,792
                                                                        ------
         Total Financial/Miscellaneous                                  92,960
                                                                        ------
Insurance/Multiline (2.3%)
American International Group, Inc.                       1,800          98,460
Investment Management Companies (1.0%)
SEI Investments Co.                                      1,750          41,790
Total Financial Services                                               610,443
                                                                       -------

Health Care (30.2%)
Biotechnology Research (3.0%)
Amgen, Inc.*                                               600          25,020
Charles River Laboratories
International, Inc.*                                     1,400          54,950
IDEC Pharmaceuticals Corp.*                              1,100          45,672
                                                                        ------
         Total Biotechnology Research                                  125,642
                                                                       -------
Drugs and Pharmaceuticals (15.3%)
Allergan, Inc.                                           1,300          70,720
AmerisourceBergen Corp.                                  1,000          71,420
Cardinal Health, Inc.                                    1,500          93,300
Forest Laboratories, Inc.*                               1,400        $114,814
Gilead Sciences, Inc.*                                   2,200          73,766
Johnson & Johnson                                        1,900         102,752
Pfizer, Inc.                                             4,750         137,845
                                                                       -------
         Total Drugs and Pharmaceuticals                               664,617
                                                                       -------
Electronics/Medical Systems (2.9%)
Medtronic, Inc.                                          2,950         124,254
Health Care Facilities  (1.7%)
Tenet Healthcare Corp.*                                  1,500          74,250
Health Care Management (2.9%)
UnitedHealth Group, Inc.                                 1,450         126,469
Health Care Services (3.0%)
Anthem, Inc.*                                            1,000          65,000
Express Scripts, Inc.*                                   1,200          65,424
                                                                        ------
         Total Health Care Services                                    130,424
                                                                       -------
Medical and Dental Instruments and Supplies (1.4%)
St. Jude Medical, Inc.*                                  1,700          60,690
                                                                        ------
Total Health Care                                                    1,306,346
                                                                     ---------

Materials and Processing (1.4%)
Engineering and Contracting (1.4%)
Jacobs Engineering Group, Inc.*                          2,000          61,760
                                                                        ------
Total Materials and Processing                                          61,760
                                                                        ------

Other (4.1%)
Multisector Companies (4.1%)
3M Co.                                                     300          32,991
General Electric Co.                                     5,900         145,435
                                                                       -------
Total Other                                                            178,426
                                                                       -------

Producer Durables (3.7%)
Aerospace (1.2%)
United Technologies Corp.                                  950          53,666
Machinery/Industrial (1.1%)
Illinois Tool Works Inc.                                   850          49,580
Production Technology Equipment (1.4%)
KLA-Tencor Corp.*                                        1,300          36,322
Novellus Systems, Inc.*                                  1,150          23,932
                                                                        ------
         Total Production Technology Equipment                          60,254
                                                                        ------
Total Producer Durables                                                163,500
                                                                       -------

Technology (19.8%)

Communications Technology (4.4%)
Brocade Communications
Systems, Inc.*                                           2,800          21,084
Cisco Systems, Inc.*                                     9,600         100,608
L-3 Communications Holdings, Inc.*                       1,350          71,145
                                                                        ------
         Total Communications Technology                               192,837
                                                                       -------

Computer Services, Software and Systems (7.0%)
Mercury Interactive Corp.*                               2,700         $46,332
Microsoft Corp.*                                         5,000         218,700
VERITAS Software Corp.*                                  2,600          38,142
                                                                        ------
         Total Computer Services, Software and Systems                 303,174
                                                                       -------
Computer Technology (2.1%)
Dell Computer Corp.*                                     3,900          91,689
Electronics/Semiconductors (6.3%)
Intel Corp.                                              2,650          36,809
Marvell Technology Group, Ltd.*                          2,500          39,625
Maxim Integrated Products, Inc.*                         1,400          34,664
Microchip Technology, Inc.*                              2,000          40,900
QLogic Corp.*                                            2,125          55,335
Texas Instruments Inc.                                   4,600          67,942
                                                                        ------
         Total Electronics/Semiconductors                              275,275
                                                                       -------
Total Technology                                                       862,975
                                                                       -------

TOTAL COMMON STOCKS
(cost $5,239,157)                                                   $4,322,589
                                                                    ----------

Short-term investments
(0.8%)                                             Principal Amount        Value
Variable-Rate Demand Notes** (0.8%)
American Family Financial Services
1.412% 12-31-2031                                      $33,273         $33,273
Wisconsin Corp.
Central Credit Union
1.481% 12-31-2031                                          263             262
Wisconsin Electric Demand Note
1.452% 12-31-2031                                          386             386
                                                                           ---
Total Variable-Rate
Demand Notes                                                            33,921
                                                                        ------
TOTAL Short-term investments (cost $33,921)                            $33,921
                                                                       -------

TOTAL INVESTMENTS IN SECURITIES (100.1%)
(cost $5,273,078)                                                   $4,356,510
                                                                    ----------
LIABILITIES in excess of other assets (-0.1%)                          ($4,114)
                                                                       --------
Net Assets (100.0%)                                                 $4,352,396
                                                                    ==========

 *Non-income producing security.
 **The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

Balanced Portfolio
September 30, 2002 (Unaudited)

LONG-term DEBT SECURITIES
(46.0%)                                            Principal Amount       Value
Corporate bondS (32.4%)
Finance (30.4%)
Automobile (5.7%)
Ford Motor Credit Co.
7.750% 11-15-2002                                     $100,000        $100,348
6.125% 04-28-2003                                      490,000         493,707
6.875% 02-01-2006                                    2,600,000       2,560,836
GMAC
5.750% 11-10-2003                                    1,000,000       1,019,797
6.500% 12-06-2004                                      100,000         103,376
6.750% 01-15-2006                                    2,200,000       2,281,646
                                                                     ---------
         Total Automobile                                            6,559,710
                                                                     ---------
Banks (3.8%)
Bank of America Corp.
7.125% 09-15-2006                                    2,100,000       2,404,130
6.625% 10-15-2007                                    1,500,000       1,718,154
Bank One Corp.
6.875% 08-01-2006                                      200,000         225,709
                                                                       -------
         Total Banks                                                 4,347,993
                                                                     ---------
Consumer (0.4%)
Sears, Roebuck & Co.
6.500% 02-20-2003                                      450,000         456,240
                                                                       -------
Consumer Loans (2.1%)
Household Finance Corp.
8.000% 05-09-2005                                    2,300,000       2,406,890
                                                                     ---------
Diversified (4.9%)
Associates Corp. of North America
5.800% 04-20-2004                                    1,000,000       1,052,572
Citigroup, Inc.
4.125% 06-30-2005                                    1,000,000       1,034,842
Commercial Credit TRV
6.500% 06-01-2005                                    1,650,000       1,786,137
FNMA
5.000% 01-15-2007                                    1,500,000       1,619,751
                                                                     ---------
         Total Diversified                                           5,493,302
                                                                     ---------

Insurance (3.9%)
Hartford Life, Inc.
6.900% 06-15-2004                                   $1,000,000      $1,064,780
7.100% 06-15-2007                                      500,000         563,242
Reliastar Financial Corp.
6.500% 11-15-2008                                    2,500,000       2,649,500
                                                                     ---------
         Total Insurance                                             4,277,522
                                                                     ---------
Investment Banking/Brokerage (6.8%)
Charles Schwab Corp.
6.850% 11-15-2005                                      150,000         166,794
Goldman Sachs Group
6.650% 05-15-2009                                    2,950,000       3,254,529
Merrill Lynch & Co., Inc.
5.350% 06-15-2004                                    1,250,000       1,306,220
Morgan Stanley Dean Witter
6.100% 04-15-2006                                    2,650,000       2,869,884
                                                                     ---------
         Total Investment Banking/Brokerage                          7,597,427
                                                                     ---------
Leasing Companies (2.8%)
International Lease Finance Corp.
5.120% 06-01-2005                                    3,000,000       3,098,424
Total Finance                                                       34,237,508
                                                                    ----------

Industrials (2.0%)
Medical and Related Goods and Services (0.3%)
Smithkline Beecham PLC Corp.
Medium-Term Note
6.250% 10-01-2005                                      350,000         350,000
                                                                       -------
Telephone/Integrated (1.7%)
AT&T Corp.
5.625% 03-15-2004                                    1,950,000       1,936,176
                                                                     ---------
Total Industrials                                                    2,286,176
                                                                     ---------
Total Corporate Bonds                                               36,523,684
                                                                    ----------
U.S. TREASURY NOTES (13.4%)
6.500% 10-15-2006                                    1,150,000       1,331,575
                                                                     ---------
6.125% 08-15-2007                                    3,850,000       4,462,392
5.625% 05-15-2008                                    4,000,000       4,571,876
6.000% 08-15-2009                                    4,000,000       4,684,844
                                                                     ---------
Total U.S.

TREASURY NOTES                                                      15,050,687
                                                                    ----------
Foreign Bonds (U.S. Dollar Denominated) (0.2%)
Hydro Quebec
7.375% 02-01-2003                                      $75,000         $76,393
Ontario Prov. CDA
7.375% 01-27-2003                                      100,000         101,860
                                                                       -------
Total Foreign Bonds                                                    178,253
                                                                       -------

TOTAL LONG-TERM DEBT SECURITIES
(cost $57,789,470)                                                 $51,752,624
                                                                   -----------

COMMON STOCKS
(52.9%) Shares Value Consumer Discretionary (6.0%)
Auto Parts (0.6%)
Lear Corp.*                                              3,150         131,197
Magna International, Inc.                               10,100         569,438
                                                                       -------
         Total Auto Parts                                              700,635
                                                                       -------
Automobile (0.2%)
General Motors Corp.                                     6,500         252,850
Broadcasting and Cable (0.4%)
Comcast Corp. Special Cl. A*                            20,000         417,200
                                                                       -------
Homebuilding (0.8%)
KB Home                                                 11,975         584,859
Ryland Group, Inc.                                       9,025         335,459
                                                                       -------
         Total Homebuilding                                            920,318
                                                                       -------
Restaurants (0.7%)
Applebee's International, Inc.                           7,675         168,236
CBRL Group, Inc.                                        17,500         399,350
Wendy's International, Inc.                              7,300         241,703
                                                                       -------
         Total Restaurants                                             809,289
                                                                       -------
Retail (3.3%)
Best Buy Co., Inc.*                                     14,437         322,089
Costco Wholesale Corp.*                                 17,150         555,145
Dollar Tree Stores, Inc.*                               14,500         319,580
Foot Locker, Inc.*                                      34,250         342,157
Home Depot, Inc.                                        22,774         594,401
Lowe's Companies, Inc.                                  10,400         430,560
Office Depot, Inc.*                                     27,600         340,584
Staples, Inc.*                                          13,500         172,665
Target Corp.                                            21,850         645,012
                                                                       -------
         Total Retail                                                3,722,193
                                                                     ---------
Total Consumer Discretionary                                         6,822,485
                                                                     ---------

Consumer Staples (5.9%)
Entertainment (0.8%)
AOL Time Warner, Inc.*                                  16,161         189,084
Viacom Inc. Cl. B*                                      16,400         665,020
                                                                       -------
         Total Entertainment                                           854,104
                                                                       -------
Food and Drug Retail (0.5%)
CVS Corp.                                               23,925        $606,499
                                                                      --------
Foods and Beverages (2.9%)
Coca-Cola Co.                                            3,750         179,850
Constellation Brands, Inc.*                             10,100         233,310
Adolph Coors Co. Cl. B                                   8,475         477,142
Dean Foods Co.*                                         11,450         455,481
McCormick & Company, Inc.                               15,050         343,140
PepsiCo, Inc.                                           18,799         694,623
Philip Morris Companies Inc.                            18,175         705,190
Smithfield Foods, Inc.*                                 12,250         192,325
                                                                       -------
         Total Foods and Beverages                                   3,281,061
                                                                     ---------
Household Products (1.7%)
Colgate-Palmolive Co.                                   14,550         784,972
Kimberly-Clark Corp.                                     4,925         278,952
Procter & Gamble Co.                                     8,800         786,544
                                                                       -------
         Total Household Products                                    1,850,468
                                                                     ---------
Total Consumer Staples                                               6,592,132
                                                                     ---------

Energy (3.8%)

Oil/Exploration and Production (2.8%)
Apache Corp.                                            10,850         645,032
Equitable Resources, Inc.                               11,400         393,870
Ocean Energy, Inc.                                      20,250         403,987
Pogo Producing Co.                                      18,675         636,070
Smith International, Inc.*                              17,650         517,321
XTO Energy, Inc.                                        23,300         480,213
                                                                       -------
         Total Oil/Exploration and Production                        3,076,493
                                                                     ---------
Oil/Integrated International (1.0%)
ExxonMobil Corp.                                        34,881       1,112,704
                                                                     ---------
Total Energy                                                         4,189,197
                                                                     ---------

Financials (10.3%)
Banks (3.9%)
Bank of America Corp.                                   16,900       1,078,220
City National Corp.                                     11,350         530,839
J.P. Morgan Chase & Co.                                 12,225         232,153
National Commerce Financial Corp.                       24,450         612,472
Sovereign Bancorp, Inc.                                 17,600         227,040
SunTrust Banks, Inc.                                     6,700         411,916
Wells Fargo & Co.                                       26,800       1,290,688
                                                                     ---------
         Total Banks                                                 4,383,328
                                                                     ---------
Consumer Finance (1.1%)
Countrywide Credit Industries, Inc.                      6,650         313,547
Household International, Inc.                           16,600         469,946
MBNA Corp.                                              23,925         439,741
                                                                       -------
         Total Consumer Finance                                      1,223,234
                                                                     ---------
Diversified Financial Services (3.0%)
Citigroup, Inc.                                         33,697        $999,116
Freddie Mac                                             21,625       1,208,837
Legg Mason, Inc.                                         9,725         413,896
Lehman Brothers Holdings, Inc.                           6,225         305,336
Merrill Lynch & Co., Inc.                               14,350         472,832
                                                                       -------
         Total Diversified Financial Services                        3,400,017
                                                                     ---------
Insurance (1.6%)
American International Group, Inc.                      16,663         911,466
Everest Re Group Ltd.                                   11,600         636,376
StanCorp Financial Group, Inc.                           4,450         235,405
                                                                       -------
         Total Insurance                                             1,783,247
                                                                     ---------
Insurance Brokers (0.5%)
Willis Group Holdings Ltd.*                             16,050         537,514
                                                                       -------
REITs (0.2%)
ProLogis Trust                                           8,800         219,208
                                                                       -------
Total Financials                                                    11,546,548
                                                                    ----------

Health Care (9.2%)
Biotechnology (0.7%)
Amgen, Inc.*                                            10,000         417,000
Cephalon, Inc.*                                          2,400          97,968
Charles River Laboratories
International, Inc.*                                     7,150         280,638
                                                                       -------
         Total Biotechnology                                           795,606
                                                                       -------
Drugs (3.6%)
Forest Laboratories, Inc.*                               6,825         559,718
Johnson & Johnson                                       14,625         790,920
King Pharmaceuticals, Inc.*                             27,000         490,590
Pfizer, Inc.                                            45,150       1,310,253
Teva Pharmaceutical Industries Ltd.                      5,275         353,425
Wyeth                                                   18,900         601,020
                                                                       -------
         Total Drugs                                                 4,105,926
                                                                     ---------
Health Care Equipment and Supplies (2.0%)
Allergan, Inc.                                           7,375         401,200
Baxter International, Inc.                              24,400         745,420
C. R. Bard, Inc.                                         6,300         344,169
Medtronic, Inc.                                         16,950         713,934
                                                                       -------
         Total Health Care Equipment and Supplies                    2,204,723
                                                                     ---------
Health Care Services (2.9%)
AmerisourceBergen Corp.                                  9,700         692,774
Anthem, Inc.*                                            8,825         573,625
Cardinal Health, Inc.                                   10,649         662,368
Express Scripts, Inc.*                                   9,850         537,022
Laboratory Corp. of
America Holdings*                                       15,150         511,767
Triad Hospitals, Inc.*                                   7,525         285,574
                                                                       -------
         Total Health Care Services                                  3,263,130
                                                                     ---------
Total Health Care                                                   10,369,385
                                                                    ----------

Industrials (6.7%)

Aerospace/Defense (0.7%)
L-3 Communications
Holdings, Inc.*                                         14,550        $766,785
Conglomerates (1.7%)
General Electric Co.                                    78,150       1,926,398
Construction and Engineering (0.4%)
Jacobs Engineering Group, Inc.*                         13,100         404,528
Diversified/Manufacturing (2.5%)
3M Co.                                                   3,250         357,403
Masco Corp.                                             25,825         504,879
Pentair, Inc.                                           16,100         598,437
SPX Corp.*                                               7,275         734,048
United Technologies Corp.                               11,425         645,398
                                                                       -------
         Total Diversified/Manufacturing                             2,840,165
                                                                     ---------
Services/Data Processing (0.8%)
BISYS Group, Inc.*                                      11,650         194,672
Concord EFS, Inc.*                                      34,325         545,081
First Data Corp.                                         5,225         146,039
                                                                       -------
         Total Services/Data Processing                                885,792
                                                                       -------
Transportation (0.6%)
Expeditors International of
Washington, Inc.                                        13,150         367,411
Union Pacific Corp.                                      6,500         376,155
                                                                       -------
         Total Transportation                                          743,566
                                                                       -------
Total Industrials                                                    7,567,234
                                                                     ---------

Information Technology (7.3%)
Computer Software/Services (3.5%)
Accenture Ltd.*                                         18,925         270,249
Adobe Systems, Inc.                                     13,625         260,238
Mercury Interactive Corp.*                              18,575         318,747
Microsoft Corp.*                                        43,175       1,888,475
Symantec Corp.*                                         14,900         501,087
Synopsys, Inc.*                                         14,525         554,129
VERITAS Software Corp.*                                 12,950         189,977
                                                                       -------
         Total Computer Software/Services                            3,982,902
                                                                     ---------
Computer Systems (0.8%)
Dell Computer Corp.*                                    36,450         856,940
                                                                       -------
Consulting Services (0.3%)
SunGard Data Systems Inc.*                              16,500         320,925
                                                                       -------
Electronics/Semiconductors (1.9%)
Intel Corp.                                             38,200         530,598
KLA-Tencor Corp.*                                        8,975         250,762
Marvell Technology Group, Ltd.*                         23,750         376,438
Maxim Integrated Products, Inc.*                        10,975         271,741
Novellus Systems, Inc.*                                  7,475         155,555
QLogic Corp.*                                           10,800         281,232
Texas Instruments Inc.                                  22,100         326,417
                                                                       -------
         Total Electronics/Semiconductors                            2,192,743
                                                                     ---------
Networking/Communications Equipment (0.8%)
Cisco Systems, Inc.*                                    82,416        $863,720
                                                                      --------
Total Information Technology                                         7,840,792
                                                                     ---------

Materials (2.0%)
Chemicals (0.8%)
Air Products & Chemicals, Inc.                          13,000         546,130
Engelhard Corp.                                         16,025         381,876
                                                                       -------
         Total Chemicals                                               928,006
                                                                       -------
Metals (0.4%)
Nucor Corp.                                             11,600         439,640
                                                                       -------
Paper and Forest Products (0.8%)
MeadWestvaco Corp.                                      19,350         371,714
Weyerhaeuser Co.                                        12,050         527,429
         Total Paper and Forest Products                               899,143
                                                                       -------
Total Materials                                                      2,266,789
                                                                     ---------

Telecommunication Services (1.4%)
Integrated Telecommunication Services (1.4%)
BellSouth Corp.                                         24,250         445,230
SBC Communications, Inc.                                16,025         322,103
Verizon Communications, Inc.                            27,441         752,981
                                                                       -------
         Total Integrated Telecommunication Services                 1,520,314
                                                                     ---------
Total Telecommunication Services                                     1,520,314
                                                                     ---------
Utilities (0.3%)
Electric/Natural Gas (0.3%)
KeySpan Corp.                                           10,125         339,188
                                                                       -------
Total Utilities                                                        339,188
                                                                       -------

TOTAL COMMON STOCKS
(cost $59,430,518)                                 $59,430,502

Short-term investments
(2.2%) Principal Amount Value Commercial Paper (1.8%)
Galaxy Funding 1.750%
10-01-2002 $2,000,000 $2,000,000
Variable-Rate Demand Notes** (0.4%)
American Family Financial Services
1.412% 12-31-2031                                     $257,035        $257,035
Wisconsin Electric Demand Note
1.452% 12-31-2031                                      175,319         175,319
                                                                       -------
Total Variable-Rate Demand Notes                                       432,354
                                                                       -------
TOTAL Short-term investments (cost $2,432,354)                      $2,432,354
                                                                    ----------

TOTAL INVESTMENTS
IN SECURITIES (101.1%)
(cost $119,652,342)                                               $113,615,480
                                                                  ------------
LIABILITIES IN EXCESS OF
OTHER ASSETS (-1.1%)                                               ($1,223,804)
                                                                   ------------
Net Assets (100.0%)                                               $112,391,676
                                                                  ============

*Non-income producing security.
**The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

                       Intermediate Fixed Income Portfolio
September 30, 2002 (Unaudited)

LONG-term DEBT SECURITIES
(93.2%)                                            Principal Amount       Value
Corporate bonds (40.2%)
Finance (37.2%)
Automobile (9.3%)
Ford Motor Credit Co.
6.125% 04-28-2003                                     $125,000        $125,946
6.875% 02-01-2006                                    1,650,000       1,625,146
GMAC
6.500% 12-06-2004                                      700,000         723,628
7.500% 07-15-2005                                    1,000,000       1,066,980
                                                                     ---------
         Total Automobile                                            3,541,700
                                                                     ---------
Commerical Banks (2.0%)
Bank One Corp.
7.375% 12-01-2002                                      780,000         786,884
                                                                       -------
Consumer (4.9%)
Beneficial Financial Corp.
Medium-Term Note
6.510% 12-03-2003                                      500,000         509,561
Sears, Roebuck & Co.
6.670% 07-07-2003                                    1,300,000       1,337,488
                                                                     ---------
         Total Consumer                                              1,847,049
                                                                     ---------
Consumer Loans (3.2%)
Household Finance Corp.
8.000% 05-09-2005                                    1,150,000       1,203,445
                                                                     ---------
Diversified Financial Services (4.7%)
Commercial Credit TRV
6.500% 06-01-2005                                      550,000         595,379
General Electric Capital
5.375% 03-15-2007                                    1,100,000       1,180,219
                                                                     ---------
         Total Diversified Financial Services                        1,775,598
                                                                     ---------
Insurance (4.2%)
Reliastar Financial Corp.
6.500% 11-15-2008                                    1,500,000       1,589,700
Investment Banking/Brokerage (8.9%)
Goldman Sachs Group
6.650% 05-15-2009                                   $1,200,000      $1,323,876
Merrill Lynch & Co., Inc.
5.350% 06-15-2004                                      525,000         548,612
Morgan Stanley Dean Witter
6.375% 12-15-2003                                      175,000         184,123
7.750% 06-15-2005                                      500,000         560,491
6.100% 04-15-2006                                      700,000         758,083
                                                                       -------
         Total Investment Banking/Brokerage                          3,375,185
                                                                     ---------
Total Finance                                                       14,119,561
                                                                    ----------
Industrials (3.0%)
Telephone/Integrated (3.0%)
AT&T Corp.
5.625% 03-15-2004                                    1,150,000       1,141,848
                                                                     ---------
Total Industrials                                                    1,141,848
                                                                     ---------
Total Corporate Bonds                                               15,261,409
                                                                    ----------

U.S. GOVERNMENT AGENCY (3.0%) Federal Home Loan Bank
6.500% 11-15-2005                                    1,000,000       1,121,681
U.S. TREASURY NOTES (48.7%)
7.250% 05-15-2004                                    1,200,000       1,308,892
6.500% 08-15-2005                                    3,500,000       3,940,646
5.750% 11-15-2005                                    2,000,000       2,222,032
6.500% 10-15-2006                                    2,100,000       2,431,571
6.625% 05-15-2007                                    2,000,000       2,355,626
6.125% 08-15-2007                                    2,400,000       2,781,751
5.625% 05-15-2008                                    2,000,000       2,285,938
6.000% 08-15-2009                                    1,000,000       1,171,211
                                                                     ---------
TOTAL U.S.
TREASURY NOTES                                                      18,497,667
                                                                    ----------
Foreign Bonds (U.S. Dollar Denominated) (1.3%)
Hydro Quebec
7.375% 02-01-2003                                     $200,000        $203,715
Ontario Prov. CDA
7.375% 01-27-2003                                      290,000         295,393
                                                                       -------
TOTAL FOREIGN BONDS                                                    499,108
                                                                       -------
TOTAL Long-TERM
Debt securities
(cost $33,404,024)                                                 $35,379,865
                                                                   -----------

Short-term investments
(5.5%)                                             Principal Amount        Value
Variable-Rate Demand Notes* (5.5%)
American Family Financial Services
1.412% 12-31-2031                                   $1,788,395      $1,788,395
Wisconsin Corp. Central Credit Union
1.481% 12-31-2031                                       30,882          30,882
Wisconsin Electric Power Co.
1.452% 12-31-2031                                      270,334         270,334
                                                                       -------
Total Variable-Rate
Demand Notes                                                         2,089,611
                                                                     ---------

TOTAL Short-term investments (cost $2,089,611)                      $2,089,611
                                                                    ----------
TOTAL INVESTMENTS
IN SECURITIES (98.7%)
(cost $35,493,635)                                                 $37,469,476
                                                                   -----------
other assets less
Liabilities (1.3%)                                                    $480,368
                                                                      --------
Net Assets (100.0%)                                                $37,949,844
                                                                   ===========

*The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

                      STATEMENTS OF ASSETS AND LIABILITIES

Rainier Investment Management Mutual Funds
September 30, 2002 (Unaudited)


                                        Small/Mid                  Growth                     Intermediate
                                        Cap Equity   Core Equity   Equity       Balanced      Fixed Income
                                        Portfolio    Portfolio     Portfolio    Portfolio     Portfolio

ASSETS
Investments in securities,
   at cost (Note  2)                     $204,986,476  $526,014,258   $5,273,078  $119,652,342    $35,493,635
Investments in securities,
   at value (Note 2)                     $181,384,976  $462,445,870   $4,356,510  $113,615,480    $37,469,476
Cash                                             -             -           1,582          -              -
Receivables
Investment securities sold                  1,133,988     2,138,772       51,652       396,894           -
Dividends and interest                         31,135       377,508        2,520       900,753        616,120
Fund shares sold                               33,062        85,555         -            4,451            190
Due from Investment Advisor (Note 3)             -             -             361          -              -
Prepaid expenses                               37,271        37,858       18,898         6,352         22,538
Total assets                              182,620,432   465,085,563    4,431,523   114,923,930     38,108,324

LIABILITIES
Cash overdraft                                165,541     1,202,106         -          301,701          8,296
Payables
Investment securities purchased                  -        2,000,499       69,453     1,609,584        134,112
Fund shares redeemed                             -            6,818         -             -              -
Distributions to shareholders                    -             -            -          566,870           -
Due to Investment Advisor (Note 3)             17,499        39,704         -            8,822            788
Due under Distribution Plan -
  Original Shares (Note 3)                      4,481        11,170          124         2,965            413
Accrued expenses                               87,474       155,260        7,167        34,839          9,712
Deferred Trustees Compensation (Note 5)        22,571        37,567        2,383         7,473          5,159
Total liabilities                             297,566     3,453,124       79,127     2,532,254        158,480
Net assets                               $182,322,866  $461,632,439   $4,352,396  $112,391,676    $37,949,844

COMPONENTS OF NET ASSETS
Paid-in capital                          $220,720,741  $589,579,584  $10,229,768  $125,480,184    $35,739,699
Accumulated undistributed
net investment income (loss)                (611,492)       149,236     (23,586)         2,998          4,518
Accumulated undistributed net
realized gain (loss) on investments      (14,184,883)  (64,527,993)  (4,937,218)   (7,054,644)        229,786
Net unrealized appreciation
(depreciation) on investments            (23,601,500)  (63,568,388)    (916,568)   (6,036,862)      1,975,841
Net assets                               $182,322,866  $461,632,439   $4,352,396  $112,391,676    $37,949,844
Original Shares
Net assets applicable to shares          $158,699,237  $388,925,408    $4,352,396 $105,762,976    $37,949,844
outstanding
Shares outstanding                          9,456,111    23,986,698      421,817     7,775,998      2,902,856
Net asset value, offering and redemption
price per share                                $16.78        $16.21       $10.32        $13.60         $13.07

Institutional Shares
Net assets applicable to shares           $23,623,629   $72,707,031         -       $6,628,700           -
outstanding
Shares outstanding                          1,406,655     4,479,461         -          485,333           -
Net asset value, offering and redemption
price per share                                $16.79        $16.23         -           $13.66           -


See accompanying Notes to Financial Statements.

                            STATEMENT OF OPERATIONS

Rainier Investment Management Mutual Funds
For the six-month period ending September 30, 2002 (Unaudited)


                                     Small/Mid                 Growth                   Intermediate
                                     Cap Equity   Core Equity  Equity       Balanced    Fixed Income
                                     Portfolio    Portfolio    Portfolio    Portfolio   Portfolio
INVESTMENT INCOME
Income
Dividends                             $892,399    $3,468,199    $12,266     $439,866  $        -
Interest                                16,423        39,111        436    1,481,633     873,057
Total income                           908,822     3,507,310     12,702    1,921,499     873,057


Expenses
Investment advisory fees (Note 3)      993,955     2,242,101     19,798      454,769      79,496
Distribution fees - Original shares    272,736       681,878      6,599      156,936      17,666
(Note 3)
Administration fees (Note 3)            80,007       134,807      6,017       57,552      17,666
Custodian fees                          47,825        76,318      9,026       27,307       3,510
Fund accounting fees                    40,109        79,362      2,510       20,385       5,508
Reports to shareholders                 19,649        26,790      2,462       11,005       3,017
Transfer agent fees                     17,174        30,192      6,012       11,770       6,513
Registration expense                    18,666        20,641      7,822       15,327       6,029
Audit fees                              12,882        27,616      2,711        9,405       3,141
Trustee fees                             5,003         8,910        941        1,879         940
Legal fees                               2,593         6,680         66        1,504         373
Miscellaneous expense                    9,715        22,779        261        3,920       1,040
Total expenses                       1,520,314     3,358,074     64,225      771,759     144,899
Less: fees waived and expenses
absorbed (Note 3)                          -             -      (32,812)          -      (47,737)
Net expenses                         1,520,314     3,358,074     31,413      771,759      97,162

Net investment income (loss)          (611,492)      149,236    (18,711)   1,149,740     775,895

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss)
  on investments                    (7,890,859)  (21,703,597)  (572,197)  (1,494,179)       80,180
Net change in unrealized
  appreciation (depreciation)
  on investments                   (54,567,342) (167,149,185)(1,153,870) (17,919,119)    1,771,073

Net gain (loss) on investments     (62,458,201) (188,852,782)(1,726,067) (19,413,298)    1,851,253

NET INCREASE (DECREASE)IN NET ASSETS RESULTING
FROM OPERATIONS                  ($63,069,693)($188,703,546)($1,744,778)($18,263,558)   $2,627,148


                      STATEMENTS OF CHANGES IN NET ASSETS

Rainier Investment Management Mutual Funds


                                                                            Core Equity
                                          Small/Mid Cap   Equity Portfolio  Portfolio
                                          Six months      Fiscal year       Six months       Fiscal year
                                          ending          ending            ending           ending
                                          Sept. 30, 2002  Mar. 31, 2002     Sept. 30, 2002   Mar. 31, 2002
                                          Unaudited                         Unaudited
INCREASE (DECREASE)
IN NET ASSETS
Operations
Net investment income (loss)                  ($611,492)     ($1,378,563)         $149,236       ($ 241,044)
Net realized gain (loss)
on investments                               (7,890,859)      (3,613,719)     (21,703,597)      (38,259,414)
Net change in unrealized appreciation
(depreciation) on investments               (54,567,342)       42,824,289    (167,149,185)        38,843,746
Increase (decrease) in net assets
resulting from operations                   (63,069,693)       37,832,007    (188,703,546)           343,288
Distributions to shareholders
From net investment income
Original shares                                    -                -                -                 -
Institutional shares                               -                -                -                 -
From net realized gain on investments sold
Original shares                                    -         (13,944,285)            -           (7,508,174)
Institutional shares                               -                -                -                 -
Decrease in net assets from distributions          -         (13,944,285)            -           (7,508,174)
Capital share transactions
Proceeds from shares sold
Original shares                               36,957,952      158,729,410       56,367,571       184,753,426
Institutional shares                          33,596,738            -          100,688,649             -
Proceeds from shares reinvested
Original shares                                    -           13,701,251            -             7,326,409
Institutional shares                               -                -                -                 -
Cost of shares redeemed
Original shares                            (120,857,636)    (234,517,965)    (216,328,551)     (238,134,596)
Institutional shares                         (4,173,395)            -         (8,676,796)              -
Net increase (decrease) from
capital share transactions                  (54,476,341)    ( 62,087,304)     (67,949,127)      (46,054,761)
Net increase (decrease) in net assets      (117,546,034)     (38,199,582)    (256,652,673)      (53,219,647)
NET ASSETS
Beginning of period                          299,868,900      338,068,482      718,285,112       771,504,759
End of period                               $182,322,866     $299,868,900     $461,632,439      $718,285,112
Original shares
Shares sold                                    1,832,638        7,339,950        2,910,952         8,284,926
Shares issued on reinvestment of                   -              643,595            -               337,156
distributions
Shares redeemed                              (5,859,763)    ( 10,790,583)     (11,057,110)     ( 10,721,873)
Net increase (decrease)
in shares outstanding                        (4,027,125)      (2,807,038)      (8,146,158)       (2,099,791)
Institutional shares
Shares sold                                    1,638,306            -            4,964,473             -
Shares issued on reinvestment of                   -                -                -                 -
distributions
Shares redeemed                                (231,651)            -            (485,012)             -
Net increase (decrease)
in shares outstanding                          1,406,655            -            4,479,461             -

See accompanying Notes to Financial Statements.


                                                                     Intermediate Fixed
Growth Equity Portfolio            Balanced Portfolio                Income Portfolio
Six months         Fiscal year     Six months      Fiscal year       Six months       Fiscal year
ending             ending          ending          ending            ending           ending
Sept. 30, 2002     Mar. 31, 2002   Sept. 30, 2002  Mar. 31, 2002     Sept. 30, 2002   Mar. 31,2002
Unaudited                          Unaudited                         Unaudited

  ($18,711)      ($ 49,291)      $1,149,740        $2,112,888         $775,895       $1,430,809

  (572,197)     (2,076,456)     (1,494,179)       (5,203,717)           80,180          194,104

(1,153,870)       2,118,205    (17,919,119)         7,347,069        1,771,073        (385,505)

(1,744,778)         (7,542)    (18,263,558)         4,256,240        2,627,148        1,239,408



       -              -         (1,107,460)       (2,108,362)        (785,163)      (1,423,419)
       -              -            (45,594)             -                -                -


       -              -               -             (846,057)            -             (41,447)
       -              -               -                 -                -                -
       -              -         (1,153,054)       (2,954,419)        (785,163)      (1,464,866)



    366,944       3,317,440      10,893,209        68,491,219        6,907,969        9,626,615
       -              -           7,421,800             -                -                -

       -              -           1,150,085         2,861,188          764,300        1,473,407
       -              -               9,825             -                -                -

  (656,554)     (3,739,376)    (43,034,081)      (36,096,859)      (5,395,244)      (5,822,733)
         -               -         (40,000)                -                -                -

  (289,610)       (421,936)    (23,599,162)        35,255,548        2,277,025        5,277,289
(2,034,388)       (429,478)    (43,015,774)        36,557,369        4,119,010        5,051,831

  6,386,784       6,816,262     155,407,450       118,850,081       33,830,834       28,779,003
 $4,352,396      $6,386,784    $112,391,676      $155,407,450      $37,949,844      $33,830,834


     32,830         221,929         737,208         4,424,752          538,048          765,773
       -              -              75,113           182,407           60,283          117,250
   (54,283)       (250,975)     (2,850,555)       (2,268,756)        (421,543)        (462,409)

   (21,453)        (29,046)     (2,038,234)         2,338,403          176,788          420,614


       -              -             487,405             -                -                -
       -              -                 660             -                -                -
       -              -             (2,732)             -                -                -

       -              -             485,333             -                -                -



See accompanying Notes to Financial Statements.

Rainier Investment Management Mutual Funds


                              FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand each Portfolio's financial performance for the past five years (and since inception for the Growth Equity Portfolio). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).


For a capital share outstanding throughout the period


                                                 Small/Mid Cap Equity Portfolio - Original Share
                                   Six months
                                     ending                  Fiscal year ending March 31,
                                   Sept. 30,
                                     2002         2002       2001     2000      1999     1998
                                   Unaudited

Net asset value,
beginning of period                  $22.24      $20.75     $28.80   $19.81    $24.92    $18.54
Income from
investment operations
Net investment income (loss)         (0.06)      (0.10)     (0.07)   (0.06)    (0.01)    (0.01)
Net realized and unrealized
gain (loss) on investments           (5.40)        2.61     (4.10)     9.05    (4.24)      8.71
Total from investment
operations                           (5.46)        2.51     (4.17)     8.99    (4.25)      8.70

Less distributions
From net investment income              -           -          -        -      (0.01)    (0.01)
From net realized gain                  -        (1.02)   (3.88)        -     (0.85)1    (2.31)
Total distributions                     -        (1.02)   (3.88)        -      (0.86)    (2.32)
Net asset value, end of period       $16.78      $22.24     $20.75   $28.80    $19.81    $24.92
Total return                      (24.55%)+      12.32%   (15.83%)   45.38%  (17.18%)    48.68%

Ratios/supplemental data
Net assets, end of period
(millions)                           $182.3      $299.9     $338.1   $468.2    $430.0    $515.7

Ratio of expenses to
average net assets
Before fees waived and
expenses absorbed                    1.32%++      1.26%      1.24%    1.25%     1.25%     1.26%
After fees waived and
expenses absorbed                       n/a        n/a        n/a      n/a       n/a        n/a

Ratio of net investment
income (loss) to average
net assets, after fees waived
and expenses absorbed              (0.54%)++    (0.42%)    (0.26%)  (0.24%)   (0.04%)   (0.06%)

Portfolio turnover rate             64.17%+     162.74%    166.24%  199.04%   143.70%   107.17%

+    Not annualized.
++   Annualized.
1 Of this amount, the fund designates $0.17 as a capital gain dividend per IRC Section 852(b)(3)


Financial Highlights, continued


Rainier Investment Management Mutual Funds
For a capital share outstanding throughout the period


                                                  Core Equity Portfolio - Original Share
                                       Six months
                                       ending                Fiscal year ending March 31,
                                       Sept. 30, 2002   2002     2001      2000     1999    1998
                                       Unaudited
Net asset value, beginning of period        $22.35    $22.54   $31.56    $25.34   $24.67   $18.97
Income from investment operations
Net investment income (loss)                  0.00    (0.01)   (0.03)    (0.03)     0.05     0.07
Net realized and unrealized
gain (loss) on investments                  (6.14)      0.05   (6.50)      7.93     1.95     8.86
Total from investment
operations                                  (6.14)      0.04   (6.53)      7.90     2.00     8.93

Less distributions
From net investment income                   -           -        -         -     (0.07)   (0.07)
From net realized gain                        0.00    (0.23)   (2.49)    (1.68)  (1.26)1   (3.16)
Total distributions                           0.00    (0.23)   (2.49)    (1.68)   (1.33)   (3.23)
Net asset value, end of period              $16.21    $22.35   $22.54    $31.56   $25.34   $24.67
Total return                             (27.47%)+     0.22% (21.72%)    32.06%    8.64%   49.64%

Ratios/supplemental data
Net assets, end of period
(millions)                                  $461.6    $718.3   $771.5  $1,006.0   $910.6   $698.7

Ratio of expenses to average net assets
Before fees waived and
expenses absorbed                           1.15%++    1.12%    1.11%     1.11%    1.13%    1.14%
After fees waived and
expenses absorbed                              n/a      n/a      n/a       n/a      n/a       n/a

Ratio of net investment income (loss)
to average net assets, after fees
waived
and expenses absorbed                       0.03%++  (0.03%)  (0.13%)   (0.12%)    0.23%    0.37%

Portfolio turnover rate                    37.54%+    79.92%   81.48%    82.98%  132.91%  119.88%


Rainier Investment Management Mutual Funds
For a capital share outstanding throughout the period


                                                     Growth Equity Portfolio

                                          Six months ending   Fiscal year ending  June 15, 2000 (inception)
                                         September 30,  2002    March 31, 2002     through March 31, 2001
                                           Unaudited

Net asset value, beginning of period            $14.41               $14.43               $25.00
Income from investment operations
Net investment income (loss)                    (0.04)               (0.12)               (0.04)
Net realized and unrealized
gain (loss) on investments                      (4.05)                 0.10              (10.53)
Total from investment
operations                                      (4.09)               (0.02)              (10.57)
Net asset value, end of period                  $10.32               $14.41               $14.43
Total return                                  (28.38%)+              (0.14%)            (42.28%)+

Ratios/supplemental data
Net assets, end of period (millions)              $4.4                 $6.4                 $6.8

Ratio of expenses to average net assets
Before fees waived and
expenses absorbed                               2.44%++               2.14%               2.38%++
After fees waived and
expenses absorbed                               1.19%++               1.19%               1.19%++

Ratio of net investment income (loss)
to average net assets, after fees waived
and expenses absorbed                         (0.71%)++             (0.72%)             (0.52%)++

Portfolio turnover rate                        52.27%+              161.95%             122.37%+

+    Not annualized.
++   Annualized.
1 Of this amount, the fund designates $0.68 as a capital gain dividend per IRC Section 852(b)(3).



Financial Highlights, continued


Rainier Investment Management Mutual Funds
For a capital share outstanding throughout the period

                                                  Balanced Portfolio - Original Share
                                        Six months
                                          ending               Fiscal year ending March 31,
                                       Sept. 30, 2002   2002     2001     2000     1999     1998
                                         Unaudited

Net asset value, beginning of period        $15.83    $15.90    $18.80   $16.70   $16.78    $14.76
Income from investment operations
Net investment income (loss)                  0.14      0.25      0.30     0.28     0.28      0.35
Net realized and unrealized
gain (loss) on investments                  (2.23)      0.02    (2.38)     2.90     0.85      4.46
Total from investment
operations                                  (2.09)      0.27    (2.08)     3.18     1.13      4.81

Less distributions
From net investment income                  (0.14)    (0.25)    (0.30)   (0.28)   (0.28)    (0.35)
From net realized gain                        0.00    (0.09)    (0.52)   (0.80)  (0.93)1    (2.44)
Total distributions                         (0.14)    (0.34)    (0.82)   (1.08)   (1.21)    (2.79)
Net asset value, end of period              $13.60    $15.83    $15.90   $18.80   $16.70    $16.78
Total return                             (13.24%)+     1.69%  (11.38%)   19.59%    7.22%    34.57%

Ratios/supplemental data
Net assets, end of period (millions)        $112.4    $155.4    $118.9   $128.6    $96.8     $72.7

Ratio of expenses to average net assets
Before fees waived and expenses
absorbed or recouped                        1.19%++    1.14%     1.15%    1.21%    1.22%     1.28%
After fees waived and expenses
absorbed or recouped                        1.19%++    1.19%     1.19%    1.19%    1.19%     1.19%

Ratio of net investment income (loss)
to average net assets, after fees
waived
and expenses absorbed or recouped           1.76%++    1.56%     1.68%    1.63%    1.78%    2.09%

Portfolio turnover rate                    28.49%+    71.51%    57.52%   67.55%  108.28%  102.98%



See accompanying Notes to Financial Statements.


Rainier Investment Management Mutual Funds
For a capital share outstanding throughout the period


                                                  Intermediate Fixed Income Portfolio
                                        Six months
                                         ending                 Fiscal year ending March 31,
                                    Sept. 30, 2002    2002      2001      2000      1999     1998
                                        Unaudited

Net asset value, beginning of period        $12.41    $12.48   $11.83    $12.24    $12.45    $12.08
Income from investment operations
Net investment income                         0.28      0.58     0.66      0.63      0.68      0.71
Net realized and unrealized
gain (loss) on investments                    0.66    (0.05)     0.65    (0.41)      0.11      0.37
Total from investment operations              0.94      0.53     1.31      0.22      0.79      1.08

Less distributions
From net investment income                  (0.28)    (0.58)   (0.66)    (0.63)    (0.68)    (0.71)
From net realized gain                           -    (0.02)      -         -     (0.32)2       -
Total distributions                         (0.28)    (0.60)   (0.66)    (0.63)    (1.00)    (0.71)
Net asset value, end of period              $13.07    $12.41   $12.48    $11.83    $12.24    $12.45
Total return                                7.66%+     4.29%   11.43%     1.90%     6.49%     9.11%

Ratios/supplemental data
Net assets, end of period (millions)         $37.9     $33.8    $28.8     $23.8     $20.4     $20.0

Ratio of expenses to average net assets
Before fees waived and
expenses absorbed                           0.82%++    0.84%    0.90%     0.94%     1.04%     1.19%
After fees waived and
expenses absorbed                           0.55%++    0.55%    0.55%     0.55%     0.55%     0.55%

Ratio of net investment income (loss)
to average net assets, after fees
waived
and expenses absorbed                       4.39%++    4.64%    5.48%     5.31%     5.39%     5.73%

Portfolio turnover rate                     1.04%+    26.27%    5.05%     8.18%    54.59%    15.99%


+    Not annualized.
++   Annualized.
1 Of this amount, the fund designates $0.45 as a capital gain dividend per IRC Section 852(b)(3).
2 Of this amount, the fund designates $0.24 as a capital gain dividend per IRC Section 852(b)(3).

See accompanying Notes to Financial Statements.


Rainier Investment Management Mutual Funds
For a capital share outstanding throughout the period


                                                             Institutional Shares
                                            Small/Mid
                                         Cap Equity Portfolio   Core Equity Portfolio     Balanced Portfolio
                                         May 2, 2002* through   May 2, 2002* through     May 2, 2002* through
                                            Sept. 30, 2002         Sept. 30, 2002            Sept. 30, 2002
                                            Unaudited                Unaudited                  Unaudited
Net asset value, beginning of period           $22.22                  $21.42                  $15.55
Income from investment operations
Net investment income (loss)                   (0.02)                    0.02                    0.10
Net realized and unrealized
gain (loss) on investments                     (5.41)                  (5.21)                  (1.89)
Total from investment
operations                                     (5.43)                  (5.19)                  (1.80)

Less distributions
From net investment income                       0.00                    0.00                  (0.10)
From net realized gain                           0.00                    0.00                    0.00
Total distributions                              0.00                    0.00                  (0.10)
Net asset value, end of period                 $16.79                  $16.23                  $13.66
Total return                                   (24.44%)+               (24.23%)+               (11.54%)+

Ratios/supplemental data
Net assets, end of period (millions)            $23.6                   $72.7                    $6.6

Ratio of expenses to average net assets
Before fees waived and
expenses absorbed or recouped                  1.09%++                 0.90%++                 0.94%++
After fees waived and
expenses absorbed or recouped                  1.09%++                 0.90%++                 0.94%++

Ratio of net investment income (loss)
to average net assets, after fees waived
and expenses absorbed or recouped            (0.31%)++                 0.30%++                 2.07%++

Portfolio turnover rate                       64.17%+                 37.54%+                 28.49%+

*   Commencement of operations.
+   Not annualized.
++  Annualized.




NOTES TO FINANCIAL STATEMENTS

Rainier Investment Management Mutual Funds
September 30, 2002 (Unaudited)

NOTE 1. ORGANIZATION

Rainier Investment Management Mutual Funds (the "Trust") was organized as a business trust in Delaware on December 15, 1993, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust consists of five separate series of portfolios: Small/Mid Cap Equity Portfolio, Core Equity Portfolio, Growth Equity Portfolio, Balanced Portfolio, and Intermediate Fixed Income Portfolio (each a "Fund" and collectively the "Funds").

Each Fund (except the Growth Equity Portfolio and Intermediate Fixed Income Portfolio) offers two classes of shares, one class being referred to as Original Shares and one class being referred to as Institutional Shares. The Original and Institutional class in each Fund represent an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. The Original Shares are subject to an annual distribution fee as described in Note 3. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. Each class of shares has identical rights and privileges except with respect to voting rights on matters pertaining to that class. The Trust is authorized to issue an unlimited number of shares, with $0.01 par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A) Security Valuation. The Funds invest in a range of securities, generally including equities and debt securities. Equity securities are valued at the last sale price (for exchange-listed securities) or the last bid price (if lacking any sales and for over-the-counter securities). Debt securities generally are valued at the mean between the last bid and asked prices. Debt securities with 60 days or less remaining to maturity are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. There were no such securities held during the six months ending September 30, 2002.

B) Security Transactions, Dividends and Distributions. Security transactions are recorded on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recorded on an accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized using the interest method. Distributions to shareholders are recorded on the ex-dividend date.

C) Federal Income Taxes. The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to shareholders of the Funds. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) are recorded by the Funds. Capital loss carryforwards available for federal income tax purposes as of March 31, 2002, were as follows:

Fund                       Amount   Expiration Date
Small/Mid
Cap Equity                 $3,299,193         2010
Core Equity                35,457,478       2010-2011
Growth Equity               3,774,604       2009-2011
Balanced                    3,946,075       2010-2011

D) Organization Costs. In accordance with Statement of Position 98-5, Reporting on the Costs of Start-Up Activities, organization costs for the Growth Equity Portfolio, which commenced operations on June 15, 2000, were expensed as incurred.

E) Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3. COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

A) Investment Management Agreement. The Trust, on behalf of the Funds, has entered into an investment management agreement with Rainier Investment Management, Inc.(R), (the "Investment Advisor"). Under the terms of the agreement, the Trust will pay a fee equal to the following annual percentages of average daily net assets:

Small/Mid Cap Equity Portfolio          0.85%
Core Equity Portfolio                   0.75%
Growth Equity Portfolio                 0.75%
Balanced Portfolio                      0.70%
Intermediate Fixed Income Portfolio     0.50%

Effective April 1, 1997, the Investment Advisor has voluntarily undertaken to limit the management fee for the Intermediate Fixed Income Portfolio to 0.45% of the Portfolio's average annual net assets. Although not required to do so, the Investment Advisor has contractually agreed to reimburse each Fund to the extent necessary so that its ratio of operating expenses to average daily net assets will not exceed the following levels. Overall operating expenses for each Fund will not fall below the applicable percentage limitation until the Investment Advisor has been fully reimbursed for fees foregone and expenses paid by the Investment Advisor under this agreement:

Small/Mid Cap Equity Portfolio              1.23%
Core Equity Portfolio                       1.04%
Growth Equity Portfolio                     0.94%
Balanced Portfolio                          0.94%
Intermediate Fixed Income Portfolio         0.45%

These percentages are based on the average daily net assets of the Funds, and exclude Rule 12b-1 fees, interest, taxes, brokerage commissions and extraordinary expenses. This agreement has a one-year term, renewable at the end of each fiscal year. The agreement may be terminated by either party upon 60 days' written notice.

Expenses reimbursed by the Advisor may be recouped from the Funds and are subject to the Funds' ability to effect such reimbursement and remain in compliance with applicable expense limitations. The recoupment period, except for the Growth Equity Portfolio, will be limited to three years from the year of the reimbursement, and are subject to the Funds' ability to effect such reimbursement and remain in compliance with applicable expense limitations. For the Growth Equity Portfolio, the recoupment period of any expense reimbursements in the first year of operations will be limited to five years from the year of reimbursement.

At September 30, 2002, the amounts available for recoupment that have been paid and/or waived by the Advisor on the behalf of the Funds are as follows:

Growth Equity Portfolio                 $143,696
Intermediate Fixed Income Portfolio     $301,669

At September 30, 2002, the Advisor may recapture a portion of the following amounts no later than March 31 of the years stated below:

                                        Intermediate
                  Growth Equity         Fixed Income
                  Portfolio              Portfolio
2003                  -                   $84,019
2004                  -                   $81,686
2005              $65,612                 $88,043
2006              $78,084                 $47,921

B) Distribution Plan. The Trust, on behalf of the Funds, has approved a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Investment Advisor (as the distribution coordinator) at an annual rate of up to 0.25% of each Fund's average daily net assets. The fee is paid to the Investment Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. The Institutional Shares of the Small/Mid Cap Equity Portfolio, the Core Equity Portfolio, and the Balanced Portfolio do not pay any distribution fees.

Effective April 1, 1997, the Investment Advisor has voluntarily undertaken to limit the distribution fee for the Intermediate Fixed Income Portfolio to 0.10% of the Portfolio's average annual net assets.

Quasar Distributors, LLC (the "Distributor"), acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The
Distributor is an affiliate of U.S. Bancorp Fund Services, LLC (the "Administrator"). For the six months ending September 30, 2002, the Small/ Mid Cap Equity, Core Equity, Balanced and Growth Portfolios paid brokerage commissions of $4,151, $6,939, $110 and $76, respectively, to an affiliate of the Distributor.

C) Administrative Services Agreement. The Trust, on behalf of the Funds, has entered into an administrative services agreement with the Administrator, an unrelated third party. Under the terms of the agreement, each Fund will pay a monthly fee based on the greater of an annual minimum ($40,000 for Original Shares and $3,333 for the Institutional Shares) or the annual rate of: 0.10% of first $100 million of average daily net assets; 0.05% of next $100 million of average daily net assets; 0.03% of average net assets over $200 million. The Growth Equity Portfolio will pay an annual minimum fee of $12,000, and there is no minimum fee for the Intermediate Fixed Income Portfolio.

NOTE 4. INVESTEMENT TRANSACTIONS

The aggregate security purchases and sales, other than short-term obligations and U.S. Government securities, for the six months ending September 30, 2002, were as follows:

Fund                          Purchases                 Sales
Small/Mid Cap Equity       $148,789,658              $204,314,624
Core Equity                 222,574,781               289,196,314
Growth Equity                 2,740,765                 3,043,497
Balanced                     34,205,722                48,558,651
Intermediate Fixed Income     3,961,165                   328,266

The Balanced Portfolio and Intermediate Fixed Income Portfolio purchased $8,235,000 and $3,616,313 and sold $15,515,098 and $2,960,766, respectively, of
U.S. Government securities. There were no purchases or sales of U.S. Government securities by the Small/Mid Cap Equity Portfolio, Core Equity Portfolio and Growth Equity Portfolio.

As of September 30, 2002, the tax basis of the Fund's investments were as follows:


                                   Small/Mid Cap     Core          Growth                    Intermediate
                                      Equity        Equity         Equity       Balanced     Fixed Income

Cost of investments for tax       $204,986,476    $526,014,258   $5,273,078   $119,652,342   $35,493,635
purposes

Gross tax unrealized                 9,540,848      23,700,676      104,516      5,331,615     2,022,989
appreciation

Gross tax unrealized               (33,142,337)    (87,269,056)  (1,021,080)   (11,368,460)      (47,144)
depreciation

Net tax unrealized appreciation
(depreciation) on investments     ($23,601,489)   ($63,568,380)   ($916,564)   ($6,036,845)    $1,975,845


NOTE 5. RELATED PARTY TRANSACTIONS

Certain officers and Trustees of the Funds are also officers and/or directors of the Investment Advisor. Outside Trustees are compensated by the Trust at the total rate of $6,000 per year plus $1,500 for each meeting of the Board of Trustees attended and any travel expenses incurred in such meetings, which is allocated among the Funds.

On December 10, 1998, the Trust approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted to reflect a value which would have been earned if the account had been invested in a designated investment. The Funds recognize as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account.

NOTE 6. TRUSTEE AND OFFICER INFORMATION

The following list is provided in this order: name, address, (age), position(s) held with trusts, date elected+, principal occupation(s) during the past five years, number of portfolios in fund complex overseen by trustee, and other directorships held by trustee. The Statement of Additional Information contains additional information about fund directors and officers and is available without charge, upon request, by calling 1-800-248-6314.

J. Glenn Haber*
601 Union St., Ste. 2801,
Seattle, WA 98101
(50), Trustee, President,
Secretary and Treasurer,
January 1994, Principal of the Advisor, 5

Patricia L. Frost*
601 Union St., Ste. 2801,
Seattle, WA 98101
(58), Trustee and Vice
President, January 1994,
Principal and Chief Executive Officer of the Advisor, 5

James E. Diamond Jr.
3217 NW Yeon Ave., Portland, OR 97210
(55), Trustee, March 1994, Chief Operating Officer of Homestead Capital (non-profit organization investing in housing projects) from 2000 to present. President and Chief Financial Officer of Paul O. Giesey
Adcrafters, Inc. (printing and typography) from 1991 to 1999, 5

John W. Ferris
2330 Two Union Square, Seattle, WA 98101
(60), Trustee, March 1995, Consultant to international companies from 1998 to present. Prior to 1998, Partner of Peterson Sullivan & Co. (Certified Public Accountants), 5

Gary L. Sundem
University of Washington Business School Seattle, WA 98195
(57), Trustee, March 1994, Professor of Accounting at University of
Washington, 5

James R. Margard*
601 Union St., Ste. 2801, Seattle, WA 98101 (50), Vice-President,
January 1994, Principal of the Advisor, 5

Michael E. Raney*
601 Union St., Ste. 2801, Seattle, WA 98101 (54), Vice-President,
January 1994, Principal of the Advisor, 5

David A. Veterane*
601 Union St., Ste. 2801, Seattle, WA 98101 (61), Vice-President,
January 1994, Principal of the Advisor, 5

*    Denotes "interested person," as that is defined by the 1940 Act.

+ Trustees and officers of the Fund serve until their resignation, removal or retirement.

I N V E S T M E N T A D V I S O R
Rainier Investment Management, Inc.(R)
601 Union Street, Suite 2801
Seattle, WA 98101

D I S T R I B U T O R
Quasar  Distributors,  LLC
615  East  Michigan  Street
Milwaukee, WI 53202

A D M I N I S T R AT O R
U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

C U S T O D I A N , T R A N S F E R  A G E N T
A N D  F U N D  A C C O U N TA N T
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

I N D E P E N D E N T  A U D I T O R S
KPMG LLP
3100 Two Union Square
601 Union Street
Seattle, WA 98101

L E G A L  C O U N S E L
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th
Floor San Francisco, CA 94105

                               INDEX DESCRIPTIONS

The Standard & Poor's 500 Index(R) is an unmanaged index composed of 500 industrial, utility, transportation and financial companies of the U.S. markets. The Index represents about 75% of New York Stock Exchange (NYSE) market capitalization and 30% of NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested. The Russell 1000(R) Index, the Russell 2500(TM) Index and the Russell 2000(R) Index are unmanaged indices composed of the equities of companies ranging in value from approximately $1.3 to $309.5 billion, $128.1 million to $3.5 billion, and $128.1 million to $1.3 billion, respectively, as of June 30, 2002.

The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Lehman U.S. Government/Credit Intermediate Bond Index ("Lehman Intermediate Bond Index") is an unmanaged index composed of all bonds covered by the Lehman U.S. Government/Credit Index with maturities between one and 9.99 years.

The Consumer Price Index ("CPI") is a measure of change in consumer prices as determined by a monthly survey of the U.S. Bureau of Labor Statistics.

The Salomon Brothers 3-Month Treasury Bill Index ("91-Day U.S. Treasury Bill Index") is an unmanaged index of equal dollar amounts of three-month Treasury bills purchased at the beginning of each of three consecutive months.

The "Balanced Index" consists of 60% Standard & Poor's 500 Index(R), 35% Lehman U.S. Government/Credit Intermediate Bond Index and 5% 91-Day U.S. Treasury Bill Index.